As filed with the Securities and Exchange Commission on June 18, 2026

File Nos. 333-271770

811-23876

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 93	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 101	☒

GRAYSCALE FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

290 HARBOR DRIVE, STAMFORD, CT 06902

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 668-1427

Edward McGee

Grayscale Advisors, LLC

290 Harbor Drive, 4th Floor

Stamford, CT 06902

(Name and Address of Agent for Service of Process)

With Copy to:

Nathan J. Greene, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Clifford Cone, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on [___] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [Date] pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion – dated June 18, 2026

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

GRAYSCALE

COMPUTE ETF

Ticker:	[ ]
Exchange:	[ ]

PROSPECTUS
[ ] 2026

Grayscale Compute ETF is a series of Grayscale Funds Trust and an exchange-traded fund.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor the Commodity Futures Trading Commission (“CFTC”) has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

GRAYSCALE COMPUTE ETF

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses[1]	[ ]%
Total Annual Fund Operating Expenses	[ ]%

1 Estimated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

Principal Investment Strategy

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing economic exposure to computing resources, including GPU-based computing capacity (“Compute”). The Fund seeks to do so by investing in standardized futures contracts that reference Compute (“Compute Futures”). The Fund will invest primarily in available front-month GPU compute futures contracts. GPU compute refers to computing capacity delivered by graphics processing units (“GPUs”). GPUs are specialized semiconductor processors designed to perform many calculations simultaneously and are critical to high-performance computing applications, such as artificial intelligence (“AI”). GPU compute futures contracts allow market participants to obtain economic exposure to the value of a specified amount of computing time on a predetermined GPU model at a predetermined price for settlement on a future date.

In order to maintain its exposure to Compute Futures, the Fund generally expects to sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. The presence of contango may adversely affect the Fund’s performance.

1	Grayscale Compute ETF

Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the Fund’s performance.

Under normal circumstances, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in financial instruments that provide exposure to Compute. For purposes of compliance with this 80% investment policy, derivative instruments will be valued at their notional value, and the Fund may exclude from the value of its assets cash and cash equivalents and U.S. Treasury securities with remaining maturities of one year or less, up to the notional amount of the Fund's derivative instruments, as permitted by Rule 35d-1 under the 1940 Act. This 80% investment policy is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders.

The Fund will primarily utilize exchange-listed futures contracts, but may also use other types of derivatives, such as centrally cleared or over-the-counter swap agreements and options. The Fund will also maintain a collateral portfolio of cash, cash equivalents, and high-quality short-term instruments, such as U.S. Treasury securities, money market funds, and repurchase agreements, to meet margin and other obligations associated with its derivatives positions.

The Fund may invest in Compute Futures and other derivatives directly or through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Compute Futures and other derivatives within the limits of the federal tax laws, which may limit the ability of investment companies like the Fund to invest directly in such instruments. The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund’s total assets at the close of each quarter of the Fund’s taxable year. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

In seeking to achieve the Fund’s investment objective, Grayscale Advisors, LLC (the “Adviser”) constructs the portfolio using a proprietary selection methodology generally informed by open interest, volume, and liquidity among available Compute Futures and other derivatives, including GPU model selection, expiration selection (with a preference for front-month contracts), and roll-timing considerations.

As further described below, the Fund will seek to implement this strategy by investing in the following instruments:

•	Derivatives - Financial instruments whose value is derived from the value of an underlying asset or rate, such as Compute, Compute Futures, pricing benchmarks, indices or other measures designed to track the cost, availability or utilization of computing resources. The Fund invests in derivatives (e.g., Compute Futures) in order to gain exposure to Compute. These derivatives principally include:

o	Compute Futures - Standardized, cash-settled GPU compute futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Cash-settled contracts are expected to settle by reference to the Reference Rate published by the Reference Rate Provider for the applicable GPU model and delivery period.

o	Swap Agreements - Agreements that provide exposure to Compute, Compute Futures, pricing benchmarks, indices or other measures designed to track the cost, availability or utilization of computing resources without requiring the Fund to invest directly in the underlying reference asset or measure.

o	Options Contracts - Exchange-listed options, including long call options, on Compute Futures contracts or on instruments designed to track the cost, availability or utilization of Compute. [The Fund does not currently intend to write (sell) options].

•	Money Market Instruments - The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:

o	U.S. Treasury Securities - U.S. government securities, including bills, notes and bonds, that are supported by the full faith and credit of the U.S. government.

o	Repurchase Agreements - Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.

2	Grayscale Compute ETF

o	Money Market Funds - Registered money market funds that hold U.S. Treasury bills, notes, or bonds.

•	Reverse Repurchase Agreements - The Fund may enter into reverse repurchase agreements, which are a form of borrowing, and may use the proceeds for investment purposes, including to help manage the Fund’s investment in the Subsidiary and satisfy applicable asset diversification requirements for qualification as a regulated investment company.

Concentration Policy. The Fund will not concentrate (i.e., invest more than 25% of its total assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Compute Futures and other instruments that provide exposure to Compute and are not securities of issuers in any industry or group of related industries. For purposes of this policy, U.S. government securities, repurchase agreements collateralized by U.S. government securities, registered investment companies, and derivatives that provide exposure to Compute or to Compute-related reference assets, rates or measures are each not considered securities of issuers in any industry or group of industries. Although the Fund itself is not concentrated in any particular industry under the 1940 Act, the Fund's investments in Compute Futures will cause the Fund to have substantial economic exposure to industries that comprise the AI computing infrastructure ecosystem, including semiconductor manufacturers, data center operators, cloud computing providers, and related technology companies. The performance of the Fund will be closely tied to developments affecting those industries. See “Concentration Risk” for additional information.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”). Therefore, the Fund is not required to meet certain diversification requirements under the 1940 Act. The Fund, however, intends to satisfy the diversification requirements for qualifying as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Summary of Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The principal risks below are presented in alphabetical order at the principal heading level to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. You should review each risk factor carefully. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund, and the Fund’s performance could trail that of other investments. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”

Active Management Risk: The Fund is actively managed and its performance reflects the investment decisions that the Adviser and the Sub-Adviser make for the Fund. The Adviser’s and the Sub-Adviser's judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund do not produce the intended results, the Fund could underperform other funds with similar investment objectives and/or strategies and could adversely affect the Fund’s net asset value, trading price and overall performance of the Shares.

Collateral Investments Risk: The Fund’s collateral investments, including U.S. Treasury securities, money market funds and repurchase agreements, are subject to interest rate, credit, liquidity and market risks. The value of these investments may decline, and the income generated by such investments may be insufficient to offset the Fund’s expenses or losses on derivatives. Repurchase agreements expose the Fund to the risk that a counterparty will default on its obligation to repurchase securities or that the value of the underlying collateral will decline.

Compute Risk: Compute is an emerging asset class dependent on the availability and cost of semiconductors, data center capacity, power, water cooling, networking, labor, and related infrastructure. Constraints or disruptions affecting any of these inputs, or technological change, export controls, geopolitical barriers, regulatory, environmental, social, political, or community opposition to data-center expansion, may materially affect Compute pricing and the value of Compute Futures. In addition, demand for Compute may be affected by changes in artificial intelligence model architectures, the adoption of alternative computing approaches (including custom in-house accelerators developed by large cloud and AI companies), shifts in customer demand for AI training and inference services, and macroeconomic conditions affecting technology spending.

Compute Futures Risk: The market for Compute Futures is new and developing and may be less liquid and more volatile than more established futures markets. The Fund’s ability to obtain or maintain its desired exposure to Compute Futures may be affected by limited liquidity, limited trading history, disruptions in the Compute Futures market or related clearing or settlement systems, daily price limits, trading halts, position limits, accountability levels, margin requirements, collateral requirements, availability of counterparties, and other limitations imposed by the Fund’s futures commission merchants ("FCMs"), the exchanges on which such contracts are traded, clearing organizations, or the CFTC.

3	Grayscale Compute ETF

If the Fund is unable to obtain or maintain its desired exposure to Compute Futures, it may not be able to achieve its investment objective and the Fund’s returns may be lower than expected. In such circumstances, the Adviser may take actions it believes are in the best interests of the Fund, including reducing the Fund’s exposure, investing in other instruments that the Adviser believes provide similar economic exposure, holding cash or cash equivalents, liquidating positions at disadvantageous times or prices, suspending or rejecting creation orders, requiring alternative creation or redemption procedures, method rather than in cash, or increasing transaction fees applicable to cash creations and redemptions. Any of these actions, or the events giving rise to them, may adversely affect the Fund’s NAV, trading price and overall performance. In addition, the Fund’s ability to obtain exposure through the Subsidiary also may be limited by the Fund’s intention to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. In general, the Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund’s total assets at the close of each quarter of the Fund’s taxable year. Exceeding this amount may have adverse tax consequences. See “Tax Risk” for more information.

Compute Reference Rate Risk: Compute Futures are expected to reference benchmark pricing or another reference rate published by a third-party benchmark provider. The benchmark or reference rate methodology, inputs, data sources, publication process, and governance for such benchmark are new and may be subject to error, disruption, revision, limited data availability, or manipulation or may not accurately reflect the economics of Compute. If the benchmark or reference rate is inaccurate, delayed, unavailable, or ceases to be published, the value of the Fund’s investments may be adversely affected, and the Fund may be unable to achieve its investment objective.

Commodity Pool Regulatory Risk: The Fund’s use of Compute Futures and other commodity interests will cause the Fund to be deemed a commodity pool under the Commodity Exchange Act, as amended. As a result, the Fund and the Adviser are subject to regulation by the CFTC and the National Futures Association (“NFA”). The Adviser is registered with the CFTC as a commodity pool operator and is a member of the NFA. The Adviser is not currently registered as a commodity trading advisor (“CTA”). If the Adviser’s activities with respect to the Fund require CTA registration, the Adviser would be required to register and become subject to additional CFTC and NFA regulation. Regulation by the CFTC and the NFA, and future changes in commodity laws or regulations, including any requirement that the Adviser register as a CTA, may increase the Fund’s expenses, restrict the Fund’s operations or limit the Fund’s use of derivatives.

Concentration Risk: The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry. As a result, the Fund may be more susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Counterparty Risk: The Fund may lose money if a counterparty to a derivative, repurchase agreement, or other transaction is unwilling or unable to make timely payments to meet its contractual obligations. The Fund is exposed to the credit risk of its futures commission merchants and the relevant clearing house with respect to its Compute Futures, and to the credit risk of swaps, repurchase and reverse repurchase agreement counterparties. The failure of any such counterparty to perform its obligations could cause the Fund to experience significant losses.

Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

4	Grayscale Compute ETF

Derivative Risk: The Fund will primarily invest in futures contracts which are types of derivative instruments. Derivatives risk is the risk that loss may result from the Fund’s investments in derivatives. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in conventional securities or the underlying reference asset. These risks include the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, the risk of mispricing or improper valuation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying reference asset. Derivative instruments may be leveraged, which may result in losses exceeding the amounts invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivative instruments may be difficult or impossible to close out when desired, including because of a lack of liquidity or exchange-imposed price fluctuation limits. The use of derivatives may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy margin, collateral or other obligations. As a result, the value of an investment in the Fund may change quickly and without warning, and the Fund’s use of derivatives may adversely affect the Fund’s NAV and the market price of its Shares.

Early Close/Late Close/Trading Halt Risk: An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to adjust or roll its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Exchange-Traded Fund (“ETF”) Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs") . In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Liquidity. Although Shares are listed for trading on [   ] (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Futures Contracts Risk: Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying reference asset or measure; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be substantial and may exceed the amount initially invested in the futures contract; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset or measure. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the Fund. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

5	Grayscale Compute ETF

Investment Strategy Risk: The Fund seeks to provide capital appreciation by obtaining exposure to Compute primarily by investing in Compute Futures and other derivatives ,including swap agreement and options. There is no assurance that the Fund will achieve its investment objective, and the Fund could lose money in seeking to do so. The Fund's investment strategy is novel and unproven: it relies on the Compute Futures market, which, as of the date of this Prospectus, is new and has limited trading history. The Fund's performance may deviate significantly from the performance of Compute Futures and other reference measures of Compute.

Margin, Position Limits and Price Limit Risk: The Fund may be unable to obtain or maintain the desired exposure to Compute Futures as a result of initial or variation margin requirements, position limits, accountability levels, exchange trading halts, daily price fluctuation limits, limited open interest, or other restrictions imposed by the exchange, the clearinghouse, the CFTC, or the Fund’s FCMs. In such circumstances, the Fund may reduce exposure, hold cash, suspend creations, or take other actions that cause the Fund to deviate materially from the Fund’s investment objective.

New Fund Risk: The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. Because the Fund may obtain exposure through a limited number of derivatives, counterparties, futures commission merchants, clearing organizations or other market participants, the Fund may be more exposed to risks associated with those market participants than a more diversified fund. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, processing or communication errors, systems failures, cybersecurity incidents, and the use of emerging technologies, including AI, which may result in financial losses, operational disruptions, or declines in the value of the Fund’s investments. These risks may affect the Adviser, Sub-Adviser, the Fund’s service providers, Authorized Participants, market makers, FCMs, clearing organizations, reference rate providers, pricing vendors, the Exchange on which Shares are listed, and issuers in which the Fund invests, and may impair the calculation of NAV or the creation and redemption of Shares. Although the Fund and its service providers maintain risk management systems and business continuity plans, such measures may not prevent or mitigate all operational or technology-related incidents, and events beyond the Fund’s control could have a material adverse effect on the Fund’s NAV, trading price, or total return.

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund’s options contracts are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

6	Grayscale Compute ETF

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement. The Fund may be required to liquidate positions at disadvantageous times or prices to satisfy its obligations under a reverse repurchase agreement.

Subsidiary Investment Risk: By investing in the Subsidiary, the Fund is indirectly exposed to, and dependent on, the risks associated with the Subsidiary’s investments, which may include instruments the Fund cannot hold directly and are generally subject to the same risks as if investments were held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and therefore the Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may adversely affect the Fund and its shareholders.

Swap Agreements Risk: The Fund may use swap agreements to gain exposure to Compute without investing directly in the underlying reference asset, rate or measure. Swap agreements may involve greater risks than direct investment in the underlying reference asset, rate or measure because they may be leveraged, which may result in losses exceeding the amounts invested, and are subject to credit risk, counterparty risk, liquidity risk and valuation risk. A swap agreement could result in losses if the underlying reference asset, rate or measure does not perform as anticipated or if the swap counterparty is unwilling or unable to perform its obligations. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to close out a swap position at an advantageous time or price, which may result in significant losses and could adversely affect the Fund’s NAV, trading price and overall performance.

Tax Risk: To qualify for the favorable tax treatment generally available to a RIC under Subchapter M of the Code, the Fund must (i) derive at least 90% of its gross income each taxable year from certain enumerated sources (the “Qualifying Income Requirement”), (ii) satisfy certain asset-diversification requirements at the close of each quarter of its taxable year (the “Diversification Requirement”), and (iii) distribute at least 90% of its net investment income and net short-term capital gain each year. Income and gains from direct investments by the Fund in Compute Futures and other commodity-linked derivatives may not constitute qualifying income for purposes of the Qualifying Income Requirement. To address this, the Fund expects to obtain a substantial portion of its exposure to Compute Futures through the Subsidiary. Under Treasury regulations issued in March 2019, Subpart F income inclusions from a controlled foreign corporation such as the Subsidiary will constitute qualifying income to the Fund only to the extent such income is actually distributed by the Subsidiary in the same taxable year. The Fund intends to cause the Subsidiary to distribute such income on a timely basis. There can be no assurance, however, that the Internal Revenue Service will agree with this treatment or that the Fund's investments in or through the Subsidiary will continue to generate qualifying income under any subsequently revised regulation, ruling or guidance.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund’s total assets at the close of each quarter of the Fund’s taxable year. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. [The Fund may be required to liquidate Subsidiary positions or otherwise restructure its portfolio at potentially disadvantageous times in order to comply with the Diversification Requirement, which may adversely affect the Fund's performance.] In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.]

U.S. Government Securities Risk: U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Valuation Risk: The Fund’s investments in Compute Futures will be valued daily, generally based on settlement prices reported by the relevant listing exchange. In the absence of reliable settlement prices, for example, if a contract is illiquid, has a halted market, has reached a daily price limit or the relevant reference rate is unavailable or unreliable, the Adviser, as the Board-designated valuation designee under Rule 2a-5, may fair value such positions in good faith, including with assistance from the Sub-Adviser, using methodologies subject to oversight by the Board. Fair-valued positions may be subject to materially greater valuation uncertainty than market-priced positions, and the value at which a position is fair-valued may differ from the value at which the Fund could ultimately liquidate the position.

7	Grayscale Compute ETF

Performance Information

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://etfs.Grayscale.com/[   ] and will provide some indication of the risks of investing in the Fund.

Portfolio Management

Adviser	Grayscale Advisors, LLC (the “Adviser”)

Sub-Adviser	[ ] (“[ ]” or the “Sub-Adviser”)

Portfolio manager	Title	Portfolio manager of the Fund since
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

To the extent that a reference in this prospectus refers to the Adviser, such reference should also be read to refer to the Sub-Adviser, where the context requires.

Purchase and Sale of Shares

The Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem.

Investors will incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://etfs.Grayscale.com/[   ].

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from these accounts. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when these Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Shares as capital assets. The Fund’s use of derivatives, including through the Subsidiary, may affect the amount, timing and character of distributions. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Sub-Adviser or their respective affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

8	Grayscale Compute ETF

GRAYSCALE COMPUTE ETF

Additional Information About the Fund

Investment Objective. The Fund seeks long-term capital appreciation. The Fund's investment objective is non-fundamental and may be changed by the Board without shareholder approval upon 60 days' prior written notice to shareholders.

Additional Information About the Fund’s Strategy

The Fund is an actively managed ETF that seeks to achieve its investment objective by providing economic exposure to computing resources, including GPU-based computing capacity (“Compute”). The Fund seeks to do so by investing in standardized futures contracts that reference Compute (“Compute Futures”). The Fund will invest primarily in available front-month GPU compute futures contracts. GPU compute refers to computing capacity delivered by GPUs. GPUs are specialized semiconductor processors designed to perform many calculations simultaneously and are critical to high-performance computing applications, such as AI. GPU compute futures contracts allow market participants to obtain cash-settled economic exposure to the value of a specified amount of computing time on a predetermined GPU model at a predetermined price for settlement on a future date.

In order to maintain its exposure to Compute Futures, the Fund generally expects to sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. The presence of contango may adversely affect the Fund’s performance.

Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the Fund’s performance.

Under normal circumstances, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide exposure to Compute. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The derivative instruments the Fund will primarily utilize are exchange-listed futures contracts, but may engage in other types of derivatives such as centrally cleared or over-the-counter swap agreements. The Fund will also maintain a collateral portfolio of cash, cash equivalents, and high-quality short-term instruments, such as U.S. Treasury securities, money market funds, and repurchase agreements, to meet margin and other obligations associated with its derivatives positions.

In seeking to achieve the Fund’s investment objective, Grayscale Advisors, LLC (the “Adviser”) constructs the portfolio using a proprietary selection methodology generally informed by open interest, volume, and liquidity among available Compute Futures and other derivatives.

As further described below, the Fund will seek to implement this strategy by investing in the following instruments:

•	Derivatives - Financial instruments whose value is derived from the value of an underlying asset or rate, such as Compute, Compute Futures, pricing benchmarks, indices or other measures designed to track the cost, availability or utilization of computing resources. The Fund invests in derivatives (e.g., Compute Futures) in order to gain exposure to Compute. These derivatives principally include:

o	Compute Futures - Standardized, cash-settled GPU compute futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”).

o	Swap Agreements - Agreements that provide exposure to Compute, Compute Futures, pricing benchmarks, indices or other measures designed to track the cost, availability or utilization of computing resources without requiring the Fund to invest directly in the underlying reference asset or measure.

o	Options, including long call options.

9	Grayscale Compute ETF

•	Money Market Instruments - The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:

o	U.S. Treasury Securities - U.S. government securities, including bills, notes and bonds, that are supported by the full faith and credit of the U.S. government.

o	Repurchase Agreements - Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.

o	Money Market Funds - Registered money market funds that hold U.S. Treasury bills, notes, or bonds.

•	Reverse Repurchase Agreements - The Fund may enter into reverse repurchase agreements, which are a form of borrowing, and may use the proceeds for investment purposes, including to help manage the Fund’s investment in the Subsidiary and satisfy applicable asset diversification requirements for qualification as a regulated investment company.

Cayman Subsidiary. The Fund may invest in Compute Futures and other derivatives through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and sub-advised by [NAME] (the “Sub-Adviser”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Compute Futures and other derivatives within the limits of the federal tax laws, which may limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary will generally follow the same investment objective and investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary may invest in Compute Futures and other derivatives without regard to the federal income tax limitations that apply to the Fund’s direct investments in such instruments. The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund’s total assets at the close of each quarter of the Fund’s taxable year. The Subsidiary’s investments, when viewed on a consolidated basis with the Fund, are subject to the Fund’s compliance with the 1940 Act, including Rule 18f-4. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

Concentration Policy. The Fund will not concentrate (i.e., invest more than 25% of its total assets) its investments in securities of issuers in any industry or group of industries, except that the Fund may invest more than 25% of its total assets in Compute Futures and other instruments that provide exposure to Compute. For purposes of this policy, U.S. government securities and derivatives referencing Compute are not considered securities of issuers in any industry or group of industries. Although the Fund itself is not concentrated in any particular industry under the 1940 Act, the Fund's investments in Compute Futures will cause the Fund to have substantial economic exposure to industries that [comprise the AI computing infrastructure ecosystem, including semiconductor manufacturers, data center operators, cloud computing providers, and related technology companies]. The performance of the Fund will be closely tied to developments affecting those industries. See “Concentration Risk” for additional information.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”). Therefore, the Fund is not required to meet certain diversification requirements under the 1940 Act. The Fund, however, intends to satisfy the diversification requirements for qualifying as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

Additional Information About the Fund’s Principal Risks

This section provides additional information regarding the principal risks described in the Fund Summary. The principal risks below are presented in alphabetical order at the principal heading level to facilitate finding particular risks and comparing them with other funds. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. You should read each risk factor carefully. Each of the factors below could have a negative impact on the Fund’s performance and trading prices.

Active Management Risk: The Fund is actively managed and its performance reflects the investment decisions that the Adviser and the Sub-Adviser make for the Fund. The Adviser’s and the Sub-Adviser's judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund do not produce the intended results, the Fund could underperform other funds with similar investment objectives and/or strategies and could adversely affect the Fund’s net asset value, trading price and overall performance of the Shares.

10	Grayscale Compute ETF

Collateral Investments Risk: The Fund’s collateral investments, including U.S. Treasury securities, money market funds and repurchase agreements, are subject to interest rate, credit, liquidity and market risks. The value of these investments may decline, and the income generated by such investments may be insufficient to offset the Fund’s expenses or losses on derivatives. Repurchase agreements expose the Fund to the risk that a counterparty will default on its obligation to repurchase securities or that the value of the underlying collateral will decline.

Compute Risk: Compute is an emerging asset class dependent on the availability and cost of semiconductors, data center capacity, power, water cooling, networking, labor, and related infrastructure. Constraints or disruptions affecting any of these inputs, or technological change, export controls, geopolitical barriers, regulatory, environmental, social, political, or community opposition to data-center expansion, may materially affect Compute pricing and the value of Compute Futures. In addition, demand for Compute may be affected by changes in artificial intelligence model architectures, the adoption of alternative computing approaches (including custom in-house accelerators developed by large cloud and AI companies), shifts in customer demand for AI training and inference services, and macroeconomic conditions affecting technology spending.

Compute Futures Risk: The market for Compute Futures is new and developing and may be less liquid and more volatile than more established futures markets. The Fund’s ability to obtain or maintain its desired exposure to Compute Futures may be affected by limited liquidity, limited trading history, disruptions in the Compute Futures market or related clearing or settlement systems, daily price limits, trading halts, position limits, accountability levels, margin requirements, collateral requirements, availability of counterparties, and other limitations imposed by the Fund’s FCM, the exchanges on which such contracts are traded, clearing organizations, or the CFTC.

If the Fund is unable to obtain or maintain its desired exposure to Compute Futures, it may not be able to achieve its investment objective and the Fund’s returns may be lower than expected. In such circumstances, the Adviser may take actions it believes are in the best interests of the Fund, including reducing the Fund’s exposure, investing in other instruments that the Adviser believes provide similar economic exposure, holding cash or cash equivalents, liquidating positions at disadvantageous times or prices, suspending or rejecting creation orders, requiring alternative creation or redemption procedures, method rather than in cash, or increasing transaction fees applicable to cash creations and redemptions. Any of these actions, or the events giving rise to them, may adversely affect the Fund’s NAV, trading price and overall performance. In addition, the Fund’s ability to obtain exposure through the Subsidiary also may be limited by the Fund’s intention to qualify as a RIC under Subchapter M of the Code. In general, the Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund’s total assets at the close of each quarter of the Fund’s taxable year. Exceeding this amount may have adverse tax consequences. See “Tax Risk” for more information.

Compute Reference Rate Risk: Compute Futures are expected to reference benchmark pricing or another reference rate published by a third-party benchmark provider. The benchmark or reference rate methodology, inputs, data sources, publication process, and governance for such benchmark are new and may be subject to error, disruption, revision, limited data availability, or manipulation or may not accurately reflect the economics of Compute. If the benchmark or reference rate is inaccurate, delayed, unavailable, or ceases to be published, the value of the Fund’s investments may be adversely affected, and the Fund may be unable to achieve its investment objective.

Commodity Pool Regulatory Risk: The Fund’s use of Compute Futures and other commodity interests will cause the Fund to be deemed a commodity pool under the Commodity Exchange Act, as amended. As a result, the Fund and the Adviser are subject to regulation by the CFTC and the NFA. The Adviser is registered with the CFTC as a commodity pool operator and is a member of the NFA. The Adviser is not currently registered as a CTA. If the Adviser’s activities with respect to the Fund require CTA registration, the Adviser would be required to register and become subject to additional CFTC and NFA regulation. Regulation by the CFTC and the NFA, and future changes in commodity laws or regulations, including any requirement that the Adviser register as a CTA, may increase the Fund’s expenses, restrict the Fund’s operations or limit the Fund’s use of derivatives.

Concentration Risk: The Fund may concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry. As a result, the Fund may be more susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

11	Grayscale Compute ETF

Counterparty Risk: The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Fund generally structures the agreements such that either party can terminate the contract at any time, including intraday, without penalty prior to the termination date. If a counterparty terminates a contract, the Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

The Fund also seeks to mitigate risks by generally requiring that the counterparties agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Fund will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the futures commission merchant (“FCM”) through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.

In addition, the Fund may enter into agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract and/or repurchase agreement declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union or the United Kingdom (sometimes referred to as a “bail in”).

Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

12	Grayscale Compute ETF

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Derivative Risk: The Fund will primarily invest in futures contracts which are types of derivative instruments. Derivatives risk is the risk that loss may result from the Fund’s investments in derivatives. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in conventional securities or the underlying reference asset. These risks include the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, the risk of mispricing or improper valuation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying reference asset. Derivative instruments may be leveraged, which may result in losses exceeding the amounts invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivative instruments may be difficult or impossible to close out when desired, including because of a lack of liquidity or exchange-imposed price fluctuation limits. The use of derivatives may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy margin, collateral or other obligations. As a result, the value of an investment in the Fund may change quickly and without warning, and the Fund’s use of derivatives may adversely affect the Fund’s NAV and the market price of its Shares.

Early Close/Late Close/Trading Halt Risk: An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to adjust or roll its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.

ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

APs, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Liquidity. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

13	Grayscale Compute ETF

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Futures Contracts Risk: Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying reference asset or measure; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be substantial and may exceed the amount initially invested in the futures contract; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset or measure. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the Fund. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

Investment Strategy Risk: The Fund seeks to provide capital appreciation by obtaining exposure to Compute primarily by investing in Compute Futures and other derivatives ,including swap agreement and options. There is no assurance that the Fund will achieve its investment objective, and the Fund could lose money in seeking to do so. The Fund's investment strategy is novel and unproven: it relies on the Compute Futures market, which, as of the date of this Prospectus, is new and has limited trading history. The Fund's performance may deviate significantly from the performance of Compute Futures and other reference measures of Compute.

Margin, Position Limits and Price Limit Risk: The Fund may be unable to obtain or maintain the desired exposure to Compute Futures as a result of initial or variation margin requirements, position limits, accountability levels, exchange trading halts, daily price fluctuation limits, limited open interest, or other restrictions imposed by the exchange, the clearinghouse, the CFTC, or the Fund’s FCMs. In such circumstances, the Fund may reduce exposure, hold cash, suspend creations, or take other actions that cause the Fund to deviate materially from the Fund’s investment objective.

New Fund Risk: The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. Because the Fund may obtain exposure through a limited number of derivatives, counterparties, futures commission merchants, clearing organizations or other market participants, the Fund may be more exposed to risks associated with those market participants than a more diversified fund. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.

14	Grayscale Compute ETF

Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, processing or communication errors, systems failures, cybersecurity incidents, and the use of emerging technologies, including artificial intelligence and machine learning (“AI”). These risks may result in financial losses, impair the Fund’s operations, disrupt the Fund’s ability to achieve its investment objective, or otherwise adversely affect the Fund and its shareholders.

The entities that may be subject to such risks include, but are not limited to, the Adviser, the Sub-Adviser, the Fund’s administrator, distributor, custodian, transfer agent, index provider, pricing agents, accountants, financial intermediaries, counterparties, market makers, Authorized Participants, the Exchange on which Shares are listed, and other market participants and service providers. Operational and technology risks may also affect issuers in which the Fund invests, which could cause the value of the Fund’s investments to decline and adversely affect the Fund’s NAV, trading price, or total return.

Cybersecurity incidents may result from deliberate attacks or unintentional events and may include, among other things, unauthorized access to systems, misappropriation of assets or confidential or sensitive information, corruption or destruction of data, or operational disruptions. Geopolitical events or heightened geopolitical tensions may increase the scale, frequency, or sophistication of such attacks. Cybersecurity incidents could result in financial losses; interference with the Fund’s ability to calculate NAV; disruptions to the creation or redemption of Shares; impediments to trading; submission of erroneous trade, creation, or redemption orders; violations of applicable privacy or data protection laws; regulatory investigations, fines, or penalties; reputational damage; or increased legal, compliance, and remediation costs. In addition, cybersecurity incidents could render records of the Fund, including records relating to portfolio holdings, shareholder ownership, or transactions, inaccurate, incomplete, or inaccessible.

Operational and technology risks may also arise from power outages, natural disasters, equipment malfunctions, processing errors, or market events that occur at a pace that overwhelms information and technology systems relied upon by the Fund or its service providers. The increasing use of AI technologies by the Fund’s service providers or by issuers in which the Fund invests may present additional risks, including data quality risks, transparency risks, model risk, and operational risks. AI systems may rely on incomplete, biased, or inaccurate data, and their outputs may be erroneous, misleading, or difficult to interpret. The use of AI technologies may also introduce new vulnerabilities into systems and infrastructure. The regulatory framework governing the development and use of AI technologies is evolving rapidly, and compliance with new or changing requirements may be costly or operationally burdensome.

Although the Fund and its service providers maintain policies, procedures, and controls designed to address operational, information security, and cybersecurity risks, including business continuity and disaster recovery plans, such measures may not be effective in preventing all incidents or mitigating all losses. There are inherent limitations in any risk management system, including the possibility that certain risks have not been identified, may develop over time, or may not be adequately mitigated. The Fund generally does not control the operational or cybersecurity systems of the issuers in which it invests or of third-party service providers whose activities may affect the Fund. As a result, the Fund and its shareholders could be adversely affected by operational or technology failures or cybersecurity incidents beyond the Fund’s control.

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund’s options contracts are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement. The Fund may be required to liquidate positions at disadvantageous times or prices to satisfy its obligations under a reverse repurchase agreement.

15	Grayscale Compute ETF

Subsidiary Investment Risk: By investing in the Subsidiary, the Fund is indirectly exposed to, and dependent on, the risks associated with the Subsidiary’s investments, which may include instruments the Fund cannot hold directly and are generally subject to the same risks as if such investments were held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

The Fund wholly owns and controls the Subsidiary, and both are managed by the Adviser. The Fund’s Board has oversight responsibility for the Subsidiary. The Subsidiary follows the same investment restrictions and compliance policies and procedures as the Fund, except as otherwise described in this Prospectus. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may adversely affect the Fund and its shareholders.

Swap Agreements Risk: The Fund may use swap agreements to gain exposure to Compute without investing directly in the underlying reference asset, rate or measure. Swap agreements may involve greater risks than direct investment in the underlying reference asset, rate or measure because they may be leveraged, which may result in losses exceeding the amounts invested, and are subject to credit risk, counterparty risk, liquidity risk and valuation risk. A swap agreement could result in losses if the underlying reference asset, rate or measure does not perform as anticipated or if the swap counterparty is unwilling or unable to perform its obligations. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to close out a swap position at an advantageous time or price, which may result in significant losses and could adversely affect the Fund’s NAV, trading price and overall performance.

Tax Risk: To qualify for the favorable tax treatment generally available to a RIC under Subchapter M of the Code, the Fund must (i) derive at least 90% of its gross income each taxable year from certain enumerated sources (the “Qualifying Income Requirement”), (ii) satisfy certain asset-diversification requirements at the close of each quarter of its taxable year (the “Diversification Requirement”), and (iii) distribute at least 90% of its net investment income and net short-term capital gain each year. Income and gains from direct investments by the Fund in Compute Futures and other commodity-linked derivatives may not constitute qualifying income for purposes of the Qualifying Income Requirement. To address this, the Fund expects to obtain a substantial portion of its exposure to Compute Futures through the Subsidiary. Under Treasury regulations issued in March 2019, Subpart F income inclusions from a controlled foreign corporation such as the Subsidiary will constitute qualifying income to the Fund only to the extent such income is actually distributed by the Subsidiary in the same taxable year. The Fund intends to cause the Subsidiary to distribute such income on a timely basis. There can be no assurance, however, that the Internal Revenue Service will agree with this treatment or that the Fund's investments in or through the Subsidiary will continue to generate qualifying income under any subsequently revised regulation, ruling or guidance.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund’s total assets at the close of each quarter of the Fund’s taxable year. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. [The Fund may be required to liquidate Subsidiary positions or otherwise restructure its portfolio at potentially disadvantageous times in order to comply with the Diversification Requirement, which may adversely affect the Fund's performance.] In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.]

U.S. Government Securities Risk: U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

16	Grayscale Compute ETF

Valuation Risk: The Fund’s investments in Compute Futures will be valued daily, generally based on settlement prices reported by the relevant listing exchange. In the absence of reliable settlement prices, for example, if a contract is illiquid, has a halted market, has reached a daily price limit or the relevant reference rate is unavailable or unreliable, the Adviser, as the Board-designated valuation designee under Rule 2a-5, may fair value such positions in good faith, including with assistance from the Sub-Adviser, using methodologies subject to oversight by the Board. Fair-valued positions may be subject to materially greater valuation uncertainty than market-priced positions, and the value at which a position is fair-valued may differ from the value at which the Fund could ultimately liquidate the position.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings is available at https://etfs.Grayscale.com/[ ]. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

Grayscale Advisors, LLC, serves as the investment adviser and has overall responsibility for the general management and administration of the Fund. The Adviser is a registered investment adviser with offices located at 290 Harbor Drive, 4th Floor, Stamford, Connecticut 06902, and arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. As of March 31, 2026, the Adviser has approximately $35.02 million in assets under management.

The Adviser provides oversight of the Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of [   ]% of the Fund’s average daily net assets.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for (i) the fee paid to the Adviser pursuant to the investment advisory agreement, (ii) interest charges on any borrowings, (iii) dividend and other expenses on securities sold short, (iv) taxes, (v) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, (vi) acquired fund fees and expenses, (vii) accrued deferred tax liability, (viii) litigation and litigation-related indemnification expenses, (ix) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (x) compensation payable to a party not affiliated with the Adviser in connection with the recovery of tax reclaims, and (xi) other extraordinary or non-routine expenses. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

The basis for the Board’s approval of the Fund’s Investment Advisory Agreement will be available on the Fund’s website and filed on the Trust’s [   ] for the fiscal period ended [   ].

Sub-Adviser

The Adviser has retained [   ], to serve as sub-adviser for the Fund. [   ] is responsible for the day-to-day management of the Fund.

The basis for the Board’s approval of the Fund’s Investment Sub-Advisory Agreement will be available on the Fund’s website and filed on the Trust’s [   ] for the fiscal period ended [   ].

Portfolio Management

The Fund is managed by Vident’s portfolio management team. The individual members of the team responsible for the day-to-day management of the Fund’s portfolios are listed below.

Portfolio manager	Title and recent biography	Portfolio manager of the Fund since
[ ]	[ ]	[ ]
[ ]	[ ]	[ ]

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.

17	Grayscale Compute ETF

Manager of Managers Structure

The Adviser and the Trust may seek an exemptive order from the SEC that will allow the Fund to operate in a “manager of managers” structure whereby the Adviser, as the Fund’s investment adviser, at any time can appoint and replace both wholly owned and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The SEC exemptive order will provide the Fund with greater efficiency and without incurring the expenses and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisers.

The use of the Manager of Managers Structure with respect to the Fund will be subject to certain conditions that will be set forth in the SEC exemptive order. Under the Manager of Managers Structure, the Adviser will have the ultimate responsibility, subject to oversight by the Board, to oversee the sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and approval of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to the review of the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

How to Buy and Sell Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a participant agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the bid-ask spread on your transactions. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. The majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. Because the Fund expects substantially all purchases and redemptions of Creation Units to be effected in cash, the Board has determined that frequent purchases and redemptions may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. The Fund nevertheless accommodates such purchases and redemptions by APs because they are an essential part of the ETF process. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.

18	Grayscale Compute ETF

Determination of NAV

The Fund’s NAV is calculated as of the scheduled close of regular trading on the [   ], generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets, including investments held directly by the Fund and indirectly through the Subsidiary, on the basis of readily available and reliable market quotations, last sale prices, exchange settlement prices, or prices or other information furnished by a pricing service or broker-dealers who make markets in such instruments. Exchange-traded futures contracts held by the Fund, including Compute Futures, are generally valued at the daily settlement price established by the relevant listing exchange. Centrally cleared swaps and other cleared derivatives are generally valued using clearinghouse or exchange quotations or other applicable market information. Other Fund assets, including U.S. Treasury securities, money market funds, and repurchase agreements, are generally valued using market quotations or amortized cost, as appropriate. If such information is not available for a portfolio investment held by the Fund or is determined to be unreliable, including because trading in the relevant instrument is halted, the instrument has reached a daily price limit, the relevant exchange settlement price is unavailable or unreliable, or a relevant benchmark or reference rate is unavailable or unreliable, the investment will be valued at fair value as determined in good faith by the Adviser, as the Board’s valuation designee under Rule 2a-5 under the 1940 Act, under valuation procedures subject to the Board’s oversight (as described below).

Because Compute Futures and other instruments in which the Fund invests may trade on markets with trading hours or holiday schedules that differ from those of the [   ] or the Exchange, the Fund may calculate its NAV when one or more markets on which the Fund’s investments trade are closed or when the most recent price for an investment may not reflect current value.

Fair Value Pricing

The Board has the 1940 Act to perform fair value determinations for Fund investments, including investments held directly by the Fund and indirectly through the Subsidiary, whose market quotations are not readily available or are deemed unreliable. For example, such circumstances may arise when: (i) a portfolio investment has been de-listed or has had its trading halted or suspended; (ii) a portfolio investment’s primary pricing source is unable or unwilling to provide a price; (iii) a portfolio investment’s primary trading market is closed during regular market hours; or (iv) a portfolio investment’s value is materially affected by events occurring after the close of the portfolio investment’s primary trading market; or (v) the relevant exchange settlement price, benchmark or reference rate is unavailable or deemed unreliable, including with respect to Compute Futures or other derivatives. Generally, when fair valuing a portfolio investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, if any, information relating to the issuer’s business, if any, recent trades or offers of the portfolio investment, exchange settlement prices, relevant benchmarks or reference rates, trading volume, open interest, margin requirements, price limits, trading halts, general and/or specific market conditions and the specific facts giving rise to the need to fair value the portfolio investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the valuation procedures maintained by the Adviser as valuation designee and subject to Board oversight.

In performing fair value determinations, the Adviser may consider information provided by the Sub-Adviser, pricing services, broker-dealers, futures commission merchants, exchanges, clearing organizations and other market participants, but the Adviser remains responsible for fair value determinations as valuation designee. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Adviser. Fair-valued investments may be subject to greater valuation uncertainty, and the value at which an investment is fair-valued may differ from the value the Fund would receive upon sale, close-out or settlement. The Adviser’s fair valuation process is subject to the oversight of the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in SEC rules or in other exemptive relief as applicable. In order for a registered investment company to invest in Shares of the Fund beyond the limitations of Section 12(d)(1), the registered investment company must generally enter into an agreement with the Fund.

19	Grayscale Compute ETF

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Fund intends to pay out dividends from net investment income, if any, at least semi-annually and distribute any net realized capital gains to its shareholders at least annually. The Fund's use of derivatives, including through the Subsidiary, may affect the amount, timing and character of the Fund's distributions. Distributions, if any, may vary significantly from period to period. The Fund will declare and pay dividends and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to elect and qualify each year for treatment as a RIC under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long- term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non- corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

In addition, the Fund may make distributions that represent a return of capital for tax purposes. A return of capital is generally not taxable, but it reduces the shareholder’s basis in its Shares, which (i) increases the possibility that future payments constituting a return of capital will be taxable, (ii) increases the amount of gain (or decreases the amount of loss), if any, on a subsequent taxable disposition by such shareholder of the Shares, and (iii) could create a taxable gain even if the Shares are sold at price less than their original cost. A “return of capital” is a return, in whole or in part, of the money that you previously invested in the Fund.

20	Grayscale Compute ETF

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

The cost basis of Shares of the Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

21	Grayscale Compute ETF

Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the circumstances. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Investment in Options

The Fund’s investments in derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to do so. The Fund’s transactions in derivatives will be subject to special tax rules (including, but not limited to, requirements for certain investments to be marked to market annually), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions. Please see the Fund’s SAI for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

Investment in Compute Futures and Other Derivatives Through Subsidiary

The Fund’s strategy of investing through its Subsidiary in Compute Futures and other derivatives may cause the Fund to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Fund invested directly in digital assets.

The Fund must meet certain requirements under the Code to receive favorable tax treatment as a RIC, including asset diversification and income requirements. The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund.

As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions).

Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with such Treasury Regulations.

The Fund intends to limit its investments in the Subsidiary to no more than 25% of the value of the Fund’s total assets in order to satisfy the asset diversification requirement.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

22	Grayscale Compute ETF

Distribution

The Distributor, Foreside Fund Services, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the portfolio investments that are purchased, sold or entered into by the Fund. The Distributor’s principal address is Three Canal Plaza, Suite 1000 Portland, ME 04101. The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Premium/Discount Information

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Fund’s website at https://etfs.Grayscale.com/[   ].

ADDITIONAL NOTICES

The Adviser, the Sub-Adviser, and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The Fund does not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation.

DISCLAIMERS

[   ]

Financial Highlights

The Fund has not commenced operations prior to the date of this Prospectus and therefore does not have financial information.

23	Grayscale Compute ETF

GRAYSCALE COMPUTE ETF

Adviser	Grayscale Advisors, LLC 290 Harbor Drive 4th Floor Stamford, CT 06902	Administrator and Transfer Agent	U.S. Bank Global Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Sub-Adviser	[ ]	Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 1000 Portland, ME 04101
Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212	Legal Counsel	Sidley Austin, LLP 787 Seventh Avenue New York, NY 10019
Independent Registered Public Accounting Firm	[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. The SAI, incorporated into this Prospectus by reference, contains detailed information on the Fund’s policies and operations.

Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s first annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, request other information or make general inquiries about the Fund by contacting the Fund at Grayscale Compute ETF, c/o U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services), 615 East Michigan Street, Milwaukee, WI 53202 or by calling 866-775-0131.

Shareholder reports and other information about the Fund are available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•	Free of charge from the Fund’s Internet website at https://etfs.Grayscale.com/[ ]; or

•	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23876)

Subject to Completion – dated June 18, 2026

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Statement of Additional Information

[   ], 2026

GRAYSCALE

COMPUTE ETF

Ticker:	[ ]
Exchange:	[ ]

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Grayscale Compute ETF (the “Fund”), a series of Grayscale Funds Trust (the “Trust”), dated [   ], 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Fund at 866-775-0131, visiting https://etfs.Grayscale.com/[   ] or writing to the Fund at U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services), 615 East Michigan Street, Milwaukee, WI 53202.

A copy of the Fund’s Annual Report (when available) may be obtained at no charge by contacting the Fund at the address or phone number noted above.

i

General Description of the Trust

The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates to the Fund. The Trust was organized as a Delaware statutory trust on May 3, 2023. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Grayscale Advisors, LLC (the “Adviser”) serves as investment adviser to the Fund, and [   ] (the “Sub-Adviser”) serves as sub-adviser to the Fund. The Fund may gain exposure to Compute Futures and other derivatives that provide exposure to Compute directly or through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and sub-advised by the Sub-Adviser. Except as otherwise noted, references in this SAI to the Fund’s investments include investments held indirectly through the Subsidiary. The Fund’s use of Compute Futures and other commodity interests will cause the Fund to be deemed a commodity pool under the Commodity Exchange Act, as amended, (the “CEA”) and the Adviser is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) and is a member of the National Futures Association (“NFA”).

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for cash and/or a basket of securities (“Deposit Securities”) (which may include cash in lieu of certain securities, assets or other positions) together with the deposit of a specified cash payment (“Cash Component”). The Fund reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Fund may effect all or a significant portion of its creations and redemptions for cash. Shares are listed on the [   ] (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for cash and/or a basket of Deposit Securities (which may include cash in lieu of certain securities, assets or other positions) together with a Cash Component. A Creation Unit of the Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors that are Authorized Participants or transact through Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities, if applicable, subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, if any, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

Exchange Listing and Trading

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by the broker, as well as other charges.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Additional Information About Investment Objective, Policies, and Related Risks

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

1	Grayscale Compute ETF

With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

To the extent that a reference in this SAI refers to the Adviser, such reference should also be read to refer to the Sub-Adviser, where the context requires.

Non-Diversification

The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by certain diversification requirements of the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. To the extent the Fund invests in securities of issuers, the securities or other instruments of a particular issuer or counterparty may constitute a greater portion of the Fund’s portfolio. [In addition, the Fund may obtain exposure through a limited number of derivatives, counterparties, futures commission merchants, clearing organizations or other market participants.] This may have an adverse effect on the Fund’s performance or subject Shares to greater price volatility than more diversified investment companies.

Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective. To qualify as a RIC under the Code, the Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.

General Risks

The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Commodity Interests and Commodity Pool Status. The Fund’s use of Compute Futures and other commodity interests will cause the Fund to be deemed a commodity pool under the Commodity Exchange Act, as amended. The Adviser is registered with the CFTC as a commodity pool operator and is a member of the National Futures Association (“NFA”). The Adviser is not currently registered as a commodity trading advisor (“CTA”). If the Adviser’s activities with respect to the Fund require CTA registration, the Adviser would be required to register and become subject to additional CFTC and NFA regulation. As a result, the Fund and the Adviser are subject to regulation by the CFTC and the NFA. Regulation by the CFTC and the NFA, and future changes in commodity laws or regulations, including any requirement that the Adviser register as a CTA, may increase the Fund’s expenses, restrict the Fund’s operations or limit the Fund’s use of derivatives.

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber attacks affecting the Fund or the Adviser, Sub-Adviser, custodian, transfer agent, intermediaries, the Exchange and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such portfolio companies to lose value.

2	Grayscale Compute ETF

Derivative Risk. The Fund will primarily invest in futures contracts which are types of derivative instruments. Derivatives risk is the risk that loss may result from the Fund’s investments in derivatives. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in conventional securities or the underlying reference asset. These risks include the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, the risk of mispricing or improper valuation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying reference asset. Derivative instruments may be leveraged, which may result in losses exceeding the amounts invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivative instruments may be difficult or impossible to close out when desired, including because of a lack of liquidity or exchange-imposed price fluctuation limits. The use of derivatives may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy margin, collateral or other obligations. As a result, the value of an investment in the Fund may change quickly and without warning, and the Fund’s use of derivatives may adversely affect the Fund’s NAV and the market price of its Shares.

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying reference asset or measure; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be substantial and may exceed the amount initially invested in the futures contract; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset or measure. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the Fund. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

Market Disruption Risk. Events such as public health emergencies (e.g., the COVID-19 pandemic), geopolitical conflicts, inflationary pressures, and instability in global financial systems have caused—and may continue to cause—significant disruptions in economies and markets worldwide. These disruptions have led to volatility in securities markets, supply chain breakdowns, labor shortages, reduced consumer confidence, increased interest rates, sanctions regimes, and cyber-related threats. Any such event could materially and adversely affect the value and liquidity of the Fund’s investments, impede its ability to operate or achieve its investment objective, or impair market access for trading or financing. Unpredictable developments in these areas may exacerbate existing market risks or create new ones, and the full impact of such events may not be known for some time.

Tax Risks. As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

Description of Permitted Investments

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund currently expects to invest primarily in Compute Futures, swap agreements and collateral instruments, and may employ reverse repurchase agreements and a wholly-owned Cayman Islands subsidiary, each as described in the Prospectus. The Fund will only invest in any instrument or engage in any investment practice if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies.

Borrowing. The Fund may borrow money to the extent permitted by the 1940 Act. The Fund also may enter into reverse repurchase agreements or other transactions that may be treated as borrowings for investment purposes, including to obtain or support exposure to Compute and to help manage the Fund’s investment in the Subsidiary and applicable tax diversification requirements. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the investments purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

3	Grayscale Compute ETF

Derivatives. Derivatives are financial instruments that derive their performance from an underlying asset. Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund that invests in derivatives may change quickly and without warning.

For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the portfolio of the Fund. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, Commodity Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The Fund complies with Rule 18f-4 under the 1940 Act with respect to its derivatives transactions. Rule 18f-4 imposes limits and conditions on funds’ use of derivatives, including value-at-risk (VaR) limitations and the requirement to adopt a derivatives risk management program unless the fund qualifies as a limited derivatives user. The Fund has adopted policies and procedures designed to comply with the requirements of Rule 18f-4.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objectives. The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into these instruments. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.

Futures Contracts. The Fund may derive exposure to Compute through investments in Compute Futures, which are exchange-traded and centrally cleared futures contracts that reference Compute or a Compute-related reference rate or measure. The Fund may invest in Compute Futures directly or indirectly through the Subsidiary. The futures contracts held by the Fund are standardized futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). A cash-settled futures contract is settled by payment or receipt of cash based on a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. Futures contracts are marked-to-market daily, and the Fund may be required to post or receive variation margin as the value of its futures positions changes.

To the extent the Fund utilizes futures contracts, the Fund may engage in closing or offsetting transactions before final settlement of a futures contract, including by selling a futures contract to offset a long position or buying a futures contract to offset a short position. In such cases, the obligation is to pay or receive cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

In order to maintain its exposure to Compute Futures, the Fund generally expects to sell futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. The costs associated with rolling futures contracts, including during periods in which longer-dated futures contracts are priced higher than shorter-dated futures contracts, may adversely affect the performance of the Fund. Conversely, rolling futures contracts may positively affect the performance of the Fund when longer-dated futures contracts are priced lower than shorter-dated futures contracts.

The Fund’s ability to obtain or maintain exposure to Compute Futures may be limited by position limits, accountability levels, daily price limits, trading halts, margin requirements, collateral requirements, limited liquidity, limited open interest or other restrictions imposed by the relevant exchange, clearing organization, futures commission merchant or the CFTC. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective.

4	Grayscale Compute ETF

Commodity Pool Operator Regulations. The Fund’s use of Compute Futures and other commodity interests will cause the Fund to be deemed a commodity pool under the Commodity Exchange Act, as amended (the “CEA”). The Subsidiary also will be deemed a commodity pool under the CEA. The Adviser is registered with the U.S. Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) and is a member of the National Futures Association (“NFA”). Accordingly, the Fund, the Subsidiary and the Adviser are subject to regulation by the CFTC and the NFA with respect to the Fund’s and the Subsidiary’s commodity interest transactions.

The Adviser is not currently registered as a commodity trading advisor (“CTA”). If the Adviser’s activities with respect to the Fund or the Subsidiary require CTA registration, the Adviser would be required to register and become subject to additional CFTC and NFA regulation. Regulation by the CFTC and the NFA, and future changes in commodity laws or regulations, including any requirement that the Adviser register as a CTA, may increase the Fund’s expenses, restrict the Fund’s operations or limit the Fund’s use of derivatives. If the Adviser were no longer able to operate the Fund or the Subsidiary in compliance with applicable CFTC or NFA requirements, the Fund may be required to reduce or limit its use of commodity interests, alter its investment strategy, reorganize or liquidate.

Options. The Fund may buy and write (sell) options on securities and other assets for the purpose of realizing its investment objectives. Options may settle in cash or settle by a delivery of securities or other assets underlying the options.

Risks of Options Generally. There are several risks associated with transactions in certain options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the- counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Illiquid Investments. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act. The Fund may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of the Fund’s investments, including derivatives transactions, over-the-counter swap agreements and other instruments that may lack readily available markets, will be monitored by the Fund on an ongoing basis pursuant to the Trust’s liquidity risk management program. In the event that more than 15% of its net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

Investment in a Subsidiary. The Fund may make certain investments in Compute Futures and other derivatives that provide exposure to Compute through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and sub-advised by [   ] (the “Sub-Adviser”). The Fund intends to limit its investment in the Subsidiary to no more than 25% of the Fund’s total assets at the close of each quarter of the Fund’s taxable year. The Subsidiary’s investments, when viewed on a consolidated basis with the Fund, are subject to the Fund’s compliance with the 1940 Act, including Rule 18f-4. Except as noted, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Compute Futures and other derivatives that provide exposure to Compute within the limits of the federal tax laws, which may limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that it may invest in Compute Futures and other derivatives that provide exposure to Compute without regard to the federal income tax limitations that apply to the Fund’s direct investments in such instruments.

[The Subsidiary is not registered under the 1940 Act. As an investor in the Subsidiary, the Fund, as the Subsidiary’s sole shareholder, will not have all of the protections offered to investors in registered investment companies. The Board has oversight responsibility for the investment activities of the Fund, including its investments in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary’s portfolio, the Adviser and Sub-Adviser are subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, except as otherwise described in the Prospectus and this SAI.

5	Grayscale Compute ETF

The Subsidiary’s operations entail legal, regulatory, tax and operational risks. Cayman Islands law governs the Subsidiary and provides different protections than U.S. law, and changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders.]

Investment Company Securities. The Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. The Fund expects that its investments in other investment companies will primarily consist of money market funds held as collateral or for liquidity purposes. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act (such as Rule 12d1-4) or as may be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 under the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund, and (b) the sales load charged on Shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Additionally, the Fund may rely on Rule 12d1-4 under the 1940 Act to invest in such other funds in excess of the limits of Section 12(d)(1) if the Fund complies with the terms and conditions of such rule.

Swap Agreements. The Fund may enter into swap agreements directly or indirectly through the Subsidiary. The Fund may use swap agreements to gain exposure to Compute, to supplement or replace exposure obtained through Compute Futures, or for other investment purposes consistent with its investment objective. Swaps are generally two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, index, reference asset, reference rate, reference measure or other measurable indicator, including Compute, Compute Futures, a Compute-related reference rate or measure, or an index or other instrument designed to track the cost, availability or utilization of computing resources. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular amount of Compute, Compute Futures, a Compute-related reference rate or measure, or other reference asset, rate, measure or index.

The Fund may enter into swaps to gain exposure to Compute without investing directly in, or taking physical delivery or control of, the underlying Compute, computing capacity or GPU time. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the amount by which the specified reference asset, rate, measure or index (e.g., Compute, Compute Futures, a Compute-related reference rate or measure, or another instrument or index designed to track the cost, availability or utilization of computing resources) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the amount by which the specified reference asset, rate, measure or index decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

As a result, the swap has a similar economic effect as if the Fund were to obtain exposure to the reference asset, rate, measure or index underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying reference assets, if any, the Fund will not be an owner of the underlying reference assets and will not have voting, delivery, usage or similar rights in respect of such reference assets.

6	Grayscale Compute ETF

The Fund’s ability to enter into or maintain swap agreements may be affected by the availability of counterparties willing to enter into swaps that reference Compute, Compute Futures, Compute-related reference rates or measures, or related instruments. Swap agreements may be traded over-the-counter or may be centrally cleared. The Fund may be required to post margin or collateral in connection with swap agreements, and the Fund’s use of swap agreements is subject to the Fund’s compliance with Rule 18f-4 under the 1940 Act.

Other Short-Term Instruments. In addition to repurchase agreements, the Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The Fund may use reverse repurchase agreements for investment, liquidity or other purposes, including to obtain cash to purchase investments, meet margin or collateral obligations, satisfy redemption requests, manage the Fund’s investment in the Subsidiary or help manage compliance with applicable asset diversification requirements for qualification as a regulated investment company. The Fund intends to use reverse repurchase agreements only when the Adviser believes doing so is in the best interests of the Fund. Reverse repurchase agreements may involve counterparty risk and may require the Fund to liquidate portfolio positions at disadvantageous times or prices to satisfy its obligations. The use of reverse repurchase agreements may create leverage and may magnify gains or losses, including any increase or decrease in the value of the Fund’s assets. Under Rule 18f-4, the Fund may enter into reverse repurchase agreements or similar financing transactions if the Fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating asset coverage, or (ii) treats all such reverse repurchase agreements and similar financing transactions as derivatives transactions for purposes of Rule 18f-4, including, as applicable, the value-at-risk (“VaR”) based limit on leverage risk.

Repurchase Agreements. The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements with maturities longer than seven days will be treated as illiquid investments to the extent required under the Trust’s liquidity risk management program.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

7	Grayscale Compute ETF

U.S. Government Securities. The Fund may invest in U.S. government securities. U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years); (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as certificates issued by the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by the Federal National Mortgage Association); or (d) only the credit of the agency or instrumentality (such as securities issued by the Federal Home Loan Mortgage Corporation); and (3) obligations issued by nongovernmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to a market crisis or otherwise. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other instrumentality established or sponsored by the U.S. Government.

In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates and other factors. In addition, any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.

Investment Policies

The Fund has adopted the following investment policies as fundamental investment policies. These investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. The Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Trustees without shareholder approval. Therefore, the Fund may change its investment objective without shareholder approval. Except as otherwise noted, for purposes of applying the Fund’s fundamental investment policies, references to the Fund’s investments include investments held directly by the Fund and investments held indirectly through the Subsidiary, and the Fund will apply these policies on a consolidated basis with the Subsidiary to the extent required by the 1940 Act or any rules, exemptions or interpretations thereunder.

Fundamental Investment Policies

The Fund may not:

1.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund may invest more than 25% of its total assets in Compute Futures and other instruments that provide exposure to Compute and are not securities of issuers in any industry or group of related industries. For purposes of this limitation, Compute Futures and other derivatives that provide exposure to Compute or to Compute-related reference assets, rates or measures, and that are not securities of issuers, will not be considered issued by members of any industry or group of related industries, unless otherwise required by applicable law, regulation or SEC guidance. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, registered investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

8	Grayscale Compute ETF

2.	Borrow money, except to the extent permitted under the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

3.	Issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

4.	Make loans, except to the extent permitted under the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This shall not prevent the Fund from investing in (i) issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, (ii) real estate investment trusts or (iii) securities or other instruments that are secured by real estate or interests therein.

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7.	Underwrite securities issued by other persons. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, or other instruments, regardless of whether the Fund may be considered to be an underwriter under the Securities Act.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

With respect to the Fund’s fundamental investment policies related to borrowing and senior securities, the 1940 Act limits the Fund’s ability to borrow money, except that the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” the Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. The Fund may enter into derivatives transactions, including Compute Futures, swap agreements, options contracts and other derivatives, to the extent permitted by Rule 18f-4 under the 1940 Act or any successor rule or SEC guidance. The Fund may also enter into reverse repurchase agreements or similar financing transactions to the extent permitted by Rule 18f-4 under the 1940 Act. Under Rule 18f-4, the Fund may enter into reverse repurchase agreements or similar financing transactions if it either complies with the asset coverage requirements of Section 18 of the 1940 Act and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating asset coverage, or treats all such reverse repurchase agreements or similar financing transactions as derivatives transactions for purposes of Rule 18f-4.

With respect to the Fund’s fundamental investment policy related to loans, the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation shall not apply to (i) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with the Fund’s investment policies, (ii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s assets.

With respect to the Fund’s fundamental investment policy related to commodities, the Fund does not consider Compute, computing capacity, Compute Futures, rights to use Compute or computing capacity, GPU time, currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Fund interprets its fundamental investment policy regarding purchasing and selling physical commodities to permit the Fund (subject to the Fund’s investment objective and investment policies as stated in the Fund’s Prospectus and this SAI) to invest directly or indirectly through the Subsidiary in Compute Futures, other instruments that reference Compute or Compute-related reference assets, rates or measures,, foreign currencies and other financial commodities and to purchase, sell or enter into futures contracts, options on futures contracts, forward contracts, options, swap agreements, hybrid instruments or other currency-, commodity-, Compute- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Fund also interprets its fundamental investment policy regarding purchasing and selling physical commodities to permit the Fund to invest in exchange-traded products, pooled investment vehicles or other entities that invest in physical and/or financial commodities, subject to the limits described in the Fund’s prospectus and this SAI. The Fund does not intend to take or make physical delivery of any physical commodity, Compute, or computing capacity or GPU time, and generally expects to close out, roll or otherwise offset physically settled Compute Futures before physical settlement.

9	Grayscale Compute ETF

Non-Fundamental Investment Policy

The Fund has adopted a non-fundamental investment policy, in accordance with Rule 35d-1 under the 1940 Act, to invest, under normal circumstances, at least 80% of its net assets (including investment borrowings) in Compute Futures and other instruments that provide investment exposure to Compute or to one or more market risk factors associated with Compute, including such instruments held directly or indirectly through the Subsidiary. For purposes of compliance with this 80% non-fundamental investment policy, derivative instruments will be valued at their notional value, and the Fund may exclude from the value of its assets cash and cash equivalents and U.S. Treasury securities with remaining maturities of one year or less, up to the notional amount of the Fund's derivative instruments, as permitted by Rule 35d-1 under the 1940 Act. This 80% policy is non-fundamental and may be changed by the Board upon 60 days' prior notice to shareholders.

Management

Board Responsibilities.

The management and affairs of the Trust and its series, including the Fund, are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Adviser, the Distributor, and the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business.

The Board’s role in risk oversight begins before the inception of the Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objective, strategies, and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser and Sub-Adviser provide the Board with an overview of, among other things, their investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function by receiving regular reports from various personnel, including the Trust’s Chief Compliance Officer, and personnel of the Adviser, Sub-Adviser, and other service providers. In addition, the Fund’s independent registered public accounting firm, makes periodic reports to the Audit Committee and/or to the Board.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Fund by the Adviser and the Sub-Adviser and receives information about those services at its meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Advisory Agreement (as defined herein) with the Adviser, and the Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee meets with the Adviser and/or the Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and the Sub-Adviser’s adherence to the Fund’s investment restrictions, compliance with various Fund policies and procedures and compliance with applicable securities regulations. The Board also reviews information about the Fund’s performance including its premiums, discounts and bid-ask spreads.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance matters and Fund, Adviser, or Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s compliance policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses, among other matters, the operation of the policies and procedures of the Trust and each service provider, any material changes made or expected to be made to such policies and procedures, and any material compliance matters, in each case since the date of the last report.

10	Grayscale Compute ETF

The Board receives reports from the Fund’s service providers regarding operations and risks related to, among other matters, the valuation and liquidity of portfolio securities. In this regard, annually, the Fund’s independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on areas of risk for the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls over financial reporting. In connection with this oversight function, the Board receives reports on Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its financial statements is accurate.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost- effective to eliminate or mitigate all risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s investment objective. In addition, the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). One Independent Trustee serves as Chairman of the Board and, in that capacity, acts as a liaison between the Adviser and the Independent Trustees and leads the Independent Trustees in all aspects of their oversight of the Trust. Among other things, the Chairman reviews and approves the agenda for each Board and Committee meeting and facilitates intra-quarter communication among the Trust’s Independent Trustees. The Trustees believe that the Board’s leadership structure is appropriate given the characteristics and circumstances of the Trust. The Trustees also believe that this structure facilitates the exercise of the Board’s independent judgment in fulfilling its oversight function.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o 290 Harbor Drive, 4th Floor, Stamford, Connecticut 06902.

11	Grayscale Compute ETF

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

James E. Farmer III Born: 1967	Trustee	Indefinite term; since 2024	Chief Operating Officer of Morningstar (2025-present); Chief of Index Administration, Morningstar (2023-2024); Chief Commercial Officer and Head of Capital Markets, S&P Dow Jones Indices (2006-2021).	5	N/A

Richard M. Goldman Born: 1961	Trustee, Chairman of the Board; Nominating and Governance Committee Chair	Indefinite term; since 2024	Managing Member, Becket Capital, LLC (2012-present).	5	Marblegate Acquisition Corporation (2022-present)

Donna Milia Born: 1974	Trustee; Audit Committee Chair	Indefinite term; since 2024	Senior Advisor (2019-2022) and CFO, Galaxy Digital (2017-2019); CFO, BlackRock Capital Investment Corp. (2015-2017).	5	HPS Funds 2 (2023-present)

Interested Trustees

Edward McGee* Born: 1983	Trustee	Indefinite term; since 2024	Chief Financial Officer, Grayscale Operating, LLC (2025-present); Chief Financial Officer, Grayscale Investments, LLC (2019-2024); Vice President for Accounting Policy, Goldman Sachs & Co. (2014-2019).	5	N/A

*Mr. McGee is treated as an Interested Trustee because of his professional role with the Adviser.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. In this regard, the Trust has considered each Trustee’s experience, qualifications, attributes, and skills, as described below.

Independent Trustees. The Trust has concluded that Mr. Farmer should serve as a Trustee because of his extensive knowledge and expertise in the financial services industry. Mr. Farmer is the Chief Operating Officer at Morningstar, Inc. He also serves on the board of two of Morningstar’s European affiliates. Prior to his time at Morningstar, Mr. Farmer worked as the Global Head of Capital Markets at S&P Dow Jones Indices. Before that, he held various other positions at S&P Dow Jones Indices and worked at Susquehanna International Group. He received his B.S. in Marketing from Drexel University.

12	Grayscale Compute ETF

The Trust has concluded that Mr. Goldman should serve as a Trustee and the Chairman of the Board because he has extensive experience in the investment management business, including serving as Managing Member of Becket Capital, LLC, which is an advisory services firm for investment management companies. Prior to that, Mr. Goldman served as the Chief Operating Officer of Guggenheim Investments and was the Chief Executive Officer at Rydex Investments, and a member of the Rydex Funds’ Board of Trustees. He received his bachelor’s degree from Bowdoin College.

The Trust has concluded that Ms. Milia should serve as a Trustee because of her extensive knowledge and experience in the accounting, financial services, digital assets and investment management industries. Ms. Milia served as a Senior Advisor of Galaxy Digital (TSX: GLXY) from 2019 to 2022. From 2017 to 2019, she served as the Chief Financial Officer of Galaxy Digital. In this capacity, Ms. Milia created and built the accounting and reporting infrastructure of the company that supported its initial public offering. Prior to joining Galaxy Digital, she was a Managing Director at Blackrock and the Chief Financial Officer and Treasurer of BlackRock Capital Investment Corporation, a publicly-listed business development company (NASDAQ: BKCC). Prior to BlackRock, she worked, among other things, as an auditor at Grant Thornton LLP. She holds a B.S. in Accounting from Lehigh University and is a CPA.

Interested Trustees. The Trust has concluded that Mr. McGee should serve as Trustee because he has extensive knowledge of and experience in the financial services and investment management industries, including serving as Chief Financial Officer of Grayscale Operating, LLC where he oversees daily financial activities for the company and previously serving in the same capacity at Grayscale Investments, LLC from 2019 to 2024. Prior to that, Mr. McGee served as Vice President of Accounting Policy at Goldman, Sachs & Co. and held an auditor position at Ernst & Young, where he provided assurance services to publicly listed companies.

Board Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: making a recommendation to the Board as to the Fund’s independent registered public accounting firm; reviewing the independent registered public accounting firm’s compensation, scope and terms of its engagement, and independence; pre-approving audit and non-audit services provided by the independent registered public accounting firm to the Trust and certain other affiliated entities; leading communications between the independent registered public accounting firm and the Trustees; reviewing the results of each audit, including any qualifications in the independent registered public accounting firm’s opinion; overseeing management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit; reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit-related matters. The Audit Committee meets at least semi-annually. During the fiscal year ended December 31, 2025, the Audit Committee met four times.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and conducting the Trustees’ annual “self-assessment.” The Nominating and Governance Committee meets periodically, as necessary. During the fiscal year ended December 31, 2025, the Nominating and Governance Committee met two times.

13	Grayscale Compute ETF

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o 290 Harbor Drive, 4th Floor, Stamford, Connecticut 06902. Additional information about the officers of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Allison Roberts Born: 1986	Chief Compliance Officer	Indefinite term; since 2024	Chief Compliance Officer at Grayscale Operating, LLC (2025-present); Chief Compliance Officer at Grayscale Investments (2023-2024); Vice President Compliance at Grayscale Investments (2021-2022); Senior Compliance Officer at Horizon Kinetics, LLC (2015-2021).

Edward McGee Born: 1983	President and Treasurer	Indefinite term; since September 2025 and 2024, respectively	Chief Financial Officer at Grayscale Operating, LLC (2025-present); Chief Financial Officer at Grayscale Investments, LLC (2019-2024); Vice President Accounting Policy at Goldman, Sachs & Co. (2014-2019).

Daniel Plourde Born: 1980	Assistant Treasurer	Indefinite term; since 2025	Senior Vice President of Finance at Grayscale Operating, LLC (2026-present); Vice President of Finance at Grayscale Operating, LLC (2025-2026); Vice President of Finance at Grayscale Investments, LLC (2022-2024); Vice President, Mutual Funds and ETFs at Gabelli Asset Management (2021-2022); and Vice President of Global at State Street Global Advisors (2015-2021).

Craig Salm Born: 1988	Secretary	Indefinite term; since 2024	General Counsel at Grayscale Operating, LLC (2025-present); General Counsel at Grayscale Investments, LLC (2022-2024); Director, Legal at Grayscale (2020-2021); and Associate, Legal at Grayscale (2018-2019).

Kenny Terrero Born: 1975	Assistant Secretary	Indefinite term; since 2026	Managing Director, Senior ETF/ETP Counsel at Grayscale Operating LLC (2025-present); Partner at Sidley Austin LLP (2023-2025); and Counsel at Sidley Austin LLP (2015-2022).

Trustee Ownership of Shares. The Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares of the Fund and shares of each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“1934 Act”).

The following table sets forth the dollar range of equity securities beneficially owned by the Independent and Interested Trustees in the Fund and all funds in Grayscale Funds Trust overseen by the Fund’s Trustees as of December 31, 2025.

Name of Trustee	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in Grayscale Funds Trust Complex Overseen by Trustees ($)
Independent Trustees:
James E. Farmer III	None	None
Richard M. Goldman	None	None
Donna Milia	None	None

Interested Trustee:
Edward McGee	None	None

As of December 31, 2025, none of the Independent Trustees or members of their immediate families, beneficially owned or owned of record securities representing interests in the Adviser, Sub-Adviser or Distributor of the Trust, or any person directly or indirectly controlling, controlled by or under common control with such persons.

As of December 31, 2025 the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

Board Compensation. Since May 5, 2025, each Independent Trustee has received annual compensation of $34,000, paid in equal quarterly installments, for his or her service as an Independent Trustee, including attendance at the four regularly scheduled quarterly meetings. The Trust has no pension or retirement plan. Prior to May 5, 2025, other than Mr. Farmer, the Independent Trustees each received an annual trustee fee of $20,000 for his or her service as an Independent Trustee, including attendance at the four quarterly scheduled meetings. Prior to September 19, 2025, Mr. Farmer did not receive any compensation his services as Trustee.

14	Grayscale Compute ETF

The following table shows the compensation paid to each Trustee for services to the Fund and the aggregate compensation paid to them for services to the Grayscale Fund Complex for the Fund’s fiscal year ended December 31, 2025. Independent Trustee fees are paid by the Adviser from the unified management fee and not by the Fund. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From Fund*	Total Compensation From Fund Complex Paid to Trustees*
Interested Trustee
David LaValle±	$0	$0
Edward McGee	$0	$0

Independent Trustees
Richard M. Goldman	$0	$35,500
James E. Farmer III	$0	$11,333**
Donna Milia	$0	$35,500

*	Information is as of December 31, 2025.
**	Prior to September 19, 2025, Mr. Farmer did not receive any compensation for his services as Trustee.
±	Mr. LaValle resigned from the Board effective July 29, 2025.

Limitation of Trustees Liability

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

Principal Shareholders, Control Persons, and Management

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding Shares. As of the date of this SAI, the Trustees and officers, as a group, owned none of the Fund’s outstanding Shares.

Investment Adviser and Sub Adviser

Investment Adviser

Grayscale Advisors, LLC, a Delaware limited liability company located at 290 Harbor Drive, 4th Floor, Stamford, Connecticut 06902, serves as the investment adviser to the Fund. The Adviser was founded in 2021 and is a wholly-owned subsidiary of Grayscale Operating, LLC, which is indirectly controlled by Barry E. Silbert by virtue of his indirect ownership of more than 25% of the outstanding equity interests in an entity which controls the Adviser.

15	Grayscale Compute ETF

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee, the Adviser has agreed to pay all expenses incurred by the Fund except for (i) the fee paid to the Adviser pursuant to the Advisory Agreement, (ii) interest charges on any borrowings, (iii) dividend and other expenses on securities sold short, (iv) taxes, (v) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, (vi) acquired fund fees and expenses, (vii) accrued deferred tax liability, (viii) litigation and litigation-related indemnification expenses, (ix) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (x) compensation payable to a party not affiliated with the Adviser in connection with the recovery of tax reclaims, and (xi) other extraordinary or non-routine expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee at an annual rate of 0.59% based on the Fund’s average daily net assets.

The Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Because the Fund is new, the Fund has not paid any management fees to the Adviser.

Sub-Adviser

The Trust, on behalf of the Fund, and the Adviser have retained [   ], to serve as sub-adviser for the Fund. The Sub-Adviser was established in [   ].

Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser, subject to the supervision of the Adviser and the Board. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. Because the Fund is new, the Adviser has not paid any management fees to the Sub-Adviser with respect to the Fund as of the date of this SAI.

16	Grayscale Compute ETF

Portfolio Managers

The Fund is managed by [   ] for the Sub-Adviser (the “Portfolio Managers”).

Other Accounts. In addition to the Fund, the Portfolio Managers managed the following other accounts as of December 31, 2025, none of which were subject to a performance-based management fee:

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[NAME]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
[NAME]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
[NAME]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Portfolio Managers Fund Ownership. The Fund is required to show the dollar range of its portfolio managers’ “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. Because the Fund is new, the portfolio managers did not own any shares of the Fund.

Portfolio Managers Compensation. The Portfolio Managers receive a fixed base salary and discretionary bonus that are not tied to the performance of the Fund.

Description of Material Conflicts of Interest. The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby such Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Adviser manages are fairly and equitably allocated.

The Administrator, Custodian, and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, WI 53202, serves as the Fund’s transfer agent, administrator, and index receipt agent.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Because the Fund is new, the Adviser has not paid any amount to Fund Services for administrative services rendered to the Fund as of the date of this SAI.

Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank, N.A.”), U.S. Bank Tower, 425 Walnut Street, Cincinnati, OH 45202, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

Legal Counsel

Sidley Austin LLP, located at 787 Seventh Avenue New York, New York 10019, serves as legal counsel for the Trust.

17	Grayscale Compute ETF

Independent Registered Public Accounting Firm

[   ], located at [   ], serves as the independent registered public accounting firm for the Fund.

Description of Shares

The Amended and Restated Agreement and Declaration of Trust of the Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of series and each series can issue an unlimited number of shares. Each share issued by a fund has a pro rata interest in the assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of Shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The Declaration of Trust provides that each shareholder, by virtue of having become a shareholder of the Trust, shall be bound by the terms of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims other than U.S. federal securities law claims beyond the process otherwise required by law. This process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Board of Trustees. The Declaration of Trust details conditions that must be met with respect to the demand. Following receipt of the demand, the Board of Trustees must be afforded a reasonable amount of time to consider and investigate the demand. The Declaration of Trust provides that, for derivative actions for claims other than claims arising under the U.S. federal securities laws, the Board of Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Board of Trustees determine not to bring such action. This provision does not apply to claims arising under the U.S. federal securities laws. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

The Declaration of Trust also requires that actions by shareholders against a fund be brought only in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, in the Superior Court of Delaware (the “Exclusive Jurisdictions”), and that the right to jury trial be waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration of Trust.

Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

18	Grayscale Compute ETF

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial

Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid at least semi-annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid at least annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code to preserve the Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act. The Fund’s use of derivatives, including through the Subsidiary, may affect the amount, timing and character of the Fund’s distributions. Distributions, if any, may vary significantly from period to period.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

19	Grayscale Compute ETF

The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry dividend reinvestment service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

Determination of NAV

NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed income instruments may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time. Because Compute Futures and other instruments in which the Fund invests may trade on markets with trading hours or holiday schedules that differ from those of the NYSE or the Exchange, the Fund may calculate its NAV when one or more markets on which the Fund’s investments trade are closed or when the most recent price for an investment may not reflect current value.

In calculating the Fund’s NAV per Share, the Fund’s investments are generally valued using readily available market quotations or other market-based inputs. The Fund’s investment in the Subsidiary generally will be valued based on the NAV of the Subsidiary, which reflects the value of the Subsidiary’s assets and liabilities. Exchange-traded futures contracts generally will be valued at the settlement price established by the relevant exchange. Centrally cleared swaps and other cleared derivatives generally will be valued using exchange, clearinghouse, pricing service or counterparty quotations or other market information, as applicable. [Over-the-counter swaps generally will be valued using pricing service, broker-dealer, counterparty quotation, valuation model or other market information, as applicable.] Repurchase agreements and reverse repurchase agreements generally will be valued based on market quotations or amortized cost when appropriate. In the absence of a readily available market quotation, or when a quotation is deemed unreliable, including if trading in the relevant instrument is halted, the instrument has reached a daily price limit, the relevant exchange settlement price is unavailable or unreliable, or a relevant benchmark or reference rate is unavailable or unreliable, an investment will be fair valued in good faith in accordance with Rule 2a-5 under the 1940 Act and the Trust’s valuation procedures, as administered by the Adviser as the Board’s valuation designee and subject to Board oversight. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Fund may use various pricing services, or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Purchase and Redemption of Shares in Creation Units

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). Except as otherwise set forth in this SAI, in certain circumstances, the Fund may accept orders for the purchase or redemption of Creation Units to be effected on the trade date (i.e., where the Order Placement Date and trade date are the same Business Day), provided that such orders are received in proper form and accepted by the Trust by the end of the Business Day. The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

20	Grayscale Compute ETF

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of cash in an amount equal to the NAV of a Creation Unit, together with any applicable transaction fees. The Fund expects to effect substantially all creations and redemptions for cash because the Fund's portfolio consists primarily of Compute Futures and other derivatives that cannot be efficiently transferred in kind. Notwithstanding the foregoing, the Trust reserves the right to permit or require the in-kind deposit of a designated portfolio of securities, assets or other positions (the “Deposit Securities”) in lieu of all or a portion of such cash. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities or other portfolio investments that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. For cash purchases, the Fund Deposit generally will consist of cash in an amount equal to the NAV of a Creation Unit, together with any applicable transaction fees. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes determined from time to time by the Trust or the Adviser with a view to the Fund’s investment objective, portfolio composition, liquidity, tax, regulatory and operational considerations. The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the cash amount required by the Trust, the Cash Component, together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of a specified number of Shares. All standard orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Transfer Agent no later than the order cut-off time designated by the Trust (“Order Cut-Off Time”), which is generally 4:00 p.m. Eastern time, in each case on the date such order is placed in order for the purchase of Creation Units to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” In the case of custom orders, the Order Cut-Off Time is generally no later than 3:00 p.m. Eastern time. Generally, for the Trust, the first Business Day following the Transmittal Date (except as otherwise agreed by the Fund and an Authorized Participant) is the "Settlement Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent and Distributor pursuant to procedures set forth in the Participant Agreement (see the sections entitled, “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process” below). Severe economic or market disruptions or changes, or telephone or other communication failures, may impede the ability to reach the Transfer Agent or an Authorized Participant.

21	Grayscale Compute ETF

Placement of Creation Orders Using the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s purchase order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities, Deposit Cash and the Cash Component, as applicable, to the Fund, together with such additional information as may be required by the Distributor. An order to purchase Creation Units through the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. The delivery of Creation Unit Aggregations so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”) (except as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an Authorized Participant).

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant that wishes to place an order to purchase Creation Units outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the purchase of Creation Units will instead be effected through a transfer of Deposit Securities, Deposit Cash and a Cash Component, as applicable, directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 12:00 p.m., Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination will be final and binding. Cash equal to the Cash Component must be transferred directly to the Trust through the Federal Reserve wire system in a timely manner so as to be received by the Trust no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

If the Transfer Agent does not receive each of the requisite Deposit Securities, Deposit Cash and the Cash Component, as applicable, by the times specified above, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will generally occur no later than T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an Authorized Participant). An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, or if trading, pricing, clearing, settlement or reference rate publication for Compute Futures or other instruments in which the Fund invests is disrupted or unavailable, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Issuance of a Creation Unit. Except as provided in this SAI (or as otherwise agreed by the Fund and an Authorized Participant), Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (except as otherwise agreed by the Fund and an Authorized Participant). However, the Fund reserves the right to settle Creation Unit transactions on a basis other than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent to accommodate market holidays, market closures, trading halts, settlement cycles, disruptions affecting the Fund’s investments or the markets on which they trade, disruptions affecting clearing or settlement systems, or other circumstances permitted under the Participant Agreement and applicable law. The Authorized Participants shall be liable to the Fund for losses, if any, resulting from unsettled orders.

22	Grayscale Compute ETF

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below (or as otherwise agreed by the Fund and an Authorized Participant). In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a value designated by the Trust up to 115% of the value of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount equal to a value designated by the Trust up to 115% of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units, including circumstances involving limited liquidity, limited open interest, position limits, accountability levels, daily price limits, trading halts, margin or collateral requirements, restrictions imposed by futures commission merchants, clearing organizations, exchanges or the CFTC, disruptions in the Compute Futures market or related clearing or settlement systems, or the unavailability or unreliability of a relevant benchmark or reference rate.

Examples of such circumstances described in (f) above, include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub- custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the composition of the Fund Deposit and the validity, form, eligibility and acceptance for deposit of any securities, assets, other positions or cash to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $300, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

23	Grayscale Compute ETF

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the portfolio investments, including Compute Futures, other derivatives and collateral instruments, with cash, and may include market impact, bid-ask spreads, futures commission merchant, exchange, clearing, financing, brokerage, tax and other transaction costs. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the management of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Deposit Securities to the Trust from their account for their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. The Fund expects to effect substantially all redemptions for cash because the Fund’s portfolio consists primarily of Compute Futures and other derivatives that cannot be efficiently transferred in kind.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and quantities of the Fund’s portfolio securities, assets or other positions, if any, and/or the amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $300, regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

24	Grayscale Compute ETF

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio investments, or otherwise raising cash, to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the management of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities, if any, from the Trust to their account for their order.

Procedures for Redemption of Creation Units. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after the Order Cut-Off Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount (or the requisite amount of cash in the case of all cash redemptions) will generally be transferred by T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an Authorized Participant), the redemption request is deemed received by the Trust. On days when the Exchange closes earlier than normal, orders to redeem Creation Unit Aggregations may need to be placed earlier in the day.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant that wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date; (ii) such order is accompanied or preceded by the requisite number of Shares of the Fund and Cash Redemption Amount, as applicable, specified in such order, which delivery must be made through DTC to the Trust not later than 11:00 a.m. and 2:00 p.m., respectively, Eastern time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. The Transfer Agent will then initiate procedures to transfer the Fund Securities and the Cash Redemption Amount, as applicable, to the Authorized Participant on behalf of the redeeming Beneficial Owner generally by T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by the Fund and an Authorized Participant).

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities, which are expected to be delivered within one Business Day, and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount, as applicable, to be delivered upon redemption will be made by the Trust according to the procedures set forth under the section entitled “Determination of NAV,” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date, and the requisite number of Shares are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount, as applicable, to be delivered will be determined by the Trust on such Transmittal Date. In the event that the requisite number of Shares are not delivered to the Custodian prior to the DTC Cut-Off-Time, the Trust may deliver the Fund Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery, prior to the DTC Cut-Off-Time, and subsequent maintenance of collateral consisting of cash having a value designated by the Trust up to 115% of the value of the missing Shares (the “Cash Collateral”). If, however, a redemption order is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date but either: (i) the requisite number of Shares of a Fund (including any Cash Collateral) are not delivered by the DTC Cut-Off-Time as described above or: (ii) the redemption order is not submitted in proper form, then the redemption order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is received in good order by the Trust, i.e., the Business Day on which the Shares (including any Cash Collateral) are delivered through DTC to the Trust by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

25	Grayscale Compute ETF

Additional Redemption Procedures. In connection with taking delivery of Fund Securities, if any, upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody or brokerage arrangements through which such Fund Securities may be delivered. Deliveries of redemption proceeds generally will be made within one Business Day of the Transmittal Date, except as otherwise set forth in the Participant Agreement, as agreed to by the Fund and an Authorized Participant, or as otherwise permitted by applicable law.

Settlement may take longer than one Business Day in certain circumstances, including market holidays, market closures, trading halts, settlement cycles, disruptions affecting the Fund’s investments or the markets on which they trade, disruptions affecting clearing or settlement systems, or other circumstances permitted under the Participant Agreement and applicable law. If it is not possible or practicable to deliver Fund Securities in-kind, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholder will be required to receive its redemption proceeds in cash.

The Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a basket of securities, assets or other positions, that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities, if any, will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the Compute Futures and other instruments of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Fund’s investments or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Custom Baskets. The Fund may utilize custom creation or redemption baskets consistent with Rule 6c-11 under the 1940 Act. A custom order may be placed when, for example, an Authorized Participant cannot transact in an instrument in the in-kind creation or in-kind redemption basket and therefore has additional cash included in lieu of such instrument. Custom baskets may include cash-only baskets or baskets that substitute cash in lieu of one or more securities, assets or other positions. The Trust has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the individuals who are required to review each custom basket for compliance with the parameters.

26	Grayscale Compute ETF

Portfolio Holdings Disclosure Policies and Procedures

The Trust’s Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly available internet web sites. The Trust’s portfolio holdings information will be provided to the Distributor or other agents for dissemination through the facilities of the National Securities Clearing Corporation (NSCC) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants that have been authorized to purchase and redeem large blocks of Shares pursuant to legal requirements, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares in the secondary market. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Trust in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Trust in the ordinary course of business including providers of auditing, custody, proxy voting, financial printing, legal and other similar services. Such entities are required to keep such information confidential.

Portfolio Turnover Rate

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Because the Fund is new, portfolio turnover data is not available with respect to the Fund as of the date of this SAI.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker-dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

27	Grayscale Compute ETF

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units-Creation Transaction Fee” and “-Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

Directed Brokerage. Because the Fund is new, the Fund has not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser as of the date of this SAI.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. Because the Fund is new, the Fund has not paid brokerage commissions to any registered broker-dealer affiliates of the Fund, Adviser, the Sub-Adviser, or the Distributor as of the date of this SAI.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. Because the Fund is new, the Fund did not hold any securities of its regular broker dealers as of the date of this SAI.

The Distributor

The Trust and Foreside Fund Services, LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 1000 Portland, ME 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

28	Grayscale Compute ETF

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and Sub-Adviser periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, Sub-Adviser or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call 866-775-0131.

Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are currently paid by the Fund and no payments are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges. Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

29	Grayscale Compute ETF

Proxy Voting Policies

The Board has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and has engaged a third-party proxy solicitation firm to assist with voting proxies in a timely manner and making voting recommendations under guidelines adopted by the Adviser. A copy of the Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

Because the Fund invests primarily in Compute Futures and other derivatives, U.S. Treasury securities, money market funds, and repurchase agreements, the Fund expects to vote proxies infrequently. The Proxy Voting Policy applies in those instances in which the Fund holds securities with respect to which proxy voting rights are exercised.

When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 866-775-0131 and (2) on the SEC’s website at www.sec.gov.

Federal Income Taxes

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local or foreign taxes.

Taxation of the Fund. The Fund has elected and intends to continue to qualify each year to be treated as a separate RIC under Subchapter M of the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short- term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

30	Grayscale Compute ETF

The Fund's investment strategy involves obtaining exposure to Compute Futures primarily through the Subsidiary, which is intended to assist the Fund in satisfying the Qualifying Income Requirement. The Fund's efforts to satisfy both the Qualifying Income Requirement and the Diversification Requirement may affect the Fund's execution of its investment strategy and may cause the Fund to liquidate Subsidiary positions or hold higher levels of cash or U.S. Treasury securities at certain times, including in particular around quarter-ends.

To the extent the Fund makes investments that may generate income that is not qualifying income the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

31	Grayscale Compute ETF

The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by the Fund and subject to corporate income tax will be considered to have been distributed. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders - Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%.

Qualified dividend income includes, in general and subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF, an underlying fund taxable as a RIC, or a qualified real estate investment trust (“REIT”) may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund, or REIT. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from REITs and other RICs are not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares.

32	Grayscale Compute ETF

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment. To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when Shares on which the distribution was received are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders - Sale, Redemption, or Exchange of Shares. A sale, redemption, or exchange of Shares may give rise to a gain or loss. For tax purposes, an exchange of your Fund Shares for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

33	Grayscale Compute ETF

The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, may affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Certain Foreign Currency Tax Issues. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Requirement described above if such gains are not directly related to the Fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non- U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other financial instruments (such as forward currency contracts and currency swaps), gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of settlement or disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of the Fund’s income to be distributed to its shareholders as ordinary income. The Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

34	Grayscale Compute ETF

Foreign Investments. Dividends and interest received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns. If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments. Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF or underlying fund which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If the Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of such Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs. If the Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. The Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at the fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by the Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.

35	Grayscale Compute ETF

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Investment in the Subsidiary; Subpart F Income. The Fund intends to obtain a substantial portion of its exposure to Compute Futures and other commodity-linked derivatives through the Subsidiary. The Subsidiary is a wholly-owned foreign corporation organized under the laws of the Cayman Islands and is a controlled foreign corporation ("CFC") for U.S. federal income tax purposes. The Fund is required to include in its taxable income its pro rata share of the Subsidiary's Subpart F income each year, regardless of whether the Subsidiary actually distributes such income to the Fund. The Subsidiary's Subpart F income generally will consist of its net gains from Compute Futures and other commodity-linked derivatives. Subpart F inclusions are characterized as ordinary income to the Fund.

Treasury regulations issued in March 2019 (T.D. 9851) provide that Subpart F income from a CFC constitutes qualifying income for a RIC under Section 851(b)(2) of the Code only if such income is actually distributed by the CFC to the RIC in the same taxable year as the inclusion. The Fund intends to cause the Subsidiary to make timely cash distributions of all such Subpart F income. There can be no assurance, however, that future legislative, regulatory or administrative action will not adversely affect this treatment.

To comply with the asset-diversification requirements of Section 851(b)(3), the Fund will limit its investment in the Subsidiary to no more than 25% of the Fund's total assets at the close of each quarter of the Fund's taxable year. The Fund's investment in the Subsidiary may exceed 25% during interim periods. The Fund may use reverse repurchase agreements or hold additional cash, cash equivalents, or U.S. Treasury securities in order to maintain compliance with the 25% limit at quarter-end. If the Fund were to exceed the 25% limit at quarter-end, the Fund may be required to dispose of Subsidiary holdings, and may incur losses, taxes, or other costs in doing so, to cure the failure.

Section 1256 Contracts. The Subsidiary's investments in regulated futures contracts (including, potentially, Compute Futures) may be "Section 1256 contracts" subject to mark-to-market treatment under Section 1256 of the Code. Section 1256 contracts are deemed sold each year on the last day of the taxable year for purposes of determining gain or loss, with 60% of any gain or loss treated as long-term capital gain or loss and 40% treated as short-term, regardless of the actual holding period. The character of the resulting income, when included in the Fund's income as Subpart F income, will generally be ordinary income. The U.S. federal income tax treatment of Compute Futures as Section 1256 contracts has not been definitively confirmed by the Internal Revenue Service; if Compute Futures are not Section 1256 contracts, different (and potentially less favorable) tax rules may apply.

Other Issues. In those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

36	Grayscale Compute ETF

Code of Ethics

The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

Financial Statements

The Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, a copy of the Annual Report to Shareholders may be obtained without charge by calling 866-775-0131.

37	Grayscale Compute ETF

APPENDIX A

GRAYSCALE ADVISORS, LLC

PROXY VOTING POLICY AND PROCEDURES

Introduction

SEC Rule 206(4)-6 of the Advisers Act (the “Proxy Rule”) requires SEC-registered investment Advisers that exercise voting authority with respect to client securities to: (i) adopt written policies reasonably designed to ensure that the investment Advisor votes in the best interest of its clients and addresses how the investment Adviser will deal with material conflicts of interest that may arise between the investment Adviser and its clients; (ii) disclose to its clients information about such policies and procedures; and (iii) upon request, provide information on how proxies were voted. The Advisor has retained Institutional Shareholder Services (“ISS”), a third-party industry leader in proxy services, to facilitate their proxy voting, record keeping and reporting services. ISS is responsible for receiving copies of proxies on behalf of the Adviser.

Policy

The Adviser has delegated responsibility for the administration of proxy voting to ISS, a Delaware Corporation.

Responsibilities of ISS:

1.	process all proxies received in connection with underlying portfolio securities held by the

2.	Adviser’s clients;

3.	apply ISS’ proxy voting procedures, which the Adviser has reviewed and determined to be consistent with the views of the Adviser on the various types of proxy proposals;

4.	maintain appropriate records of proxy voting that are easily-accessible by appropriate authorized persons of ISS; and

5.	in cases where ISS cannot provide a recommendation, they will notify the Adviser, or

6.	otherwise will vote “No.”

Responsibilities of the Adviser:

The Adviser, as appropriate, will authorize and instruct each Client’s custodian to forward all proxy statements and ballots directly to ISS, who votes the proxies. The Adviser reviews and updates ISS’ Client list as needed.

When ISS does not provide a recommendation, ISS notifies the Adviser. The CCO, or their designee or the COO will determine whether the Adviser should vote the proxy. In determining whether to vote a particular proxy, the Adviser will consider a variety of factors and will apply the following guidelines, as applicable:

•	The Firm will attempt to consider all aspects of the vote that could affect the value of the issuer or that of the Client, including the costs associated with voting;

•	The Firm may choose not to vote securities where it determines the issues being voted on are immaterial to the value of the issuer;

•	The Firm will vote in a manner that it believes is consistent with the Client’s stated

•	objectives; and

•	The Firm will generally vote in accordance with the recommendation of the issuing company’s management on routine and administrative matters, unless the Firm has a particular reason to vote to the contrary.

38	Grayscale Compute ETF

Conflicts of Interest related to Proxy Voting

ISS issues voting recommendations and casts proxy votes strictly in accordance with pre-determined proxy voting guidelines, which the Adviser believes is in the best interests of their clients. The adherence to pre- determined proxy voting guidelines by the Adviser and ISS helps reduce conflicts of interests and helps ensure that proxy votes are cast in accordance with the best interests of the Adviser’s clients. If a proxy proposal were to create a conflict of interest between the interests of a client and those of the Adviser, the proxy will be voted strictly in conformity with the recommendation of ISS.

To the extent that ISS has a conflict of interest as it relates to the recommendation of a proxy proposal, the Adviser has established measures reasonably designed to identify and address ISS’ conflict of interest. The Adviser has contractually agreed with ISS such that ISS is required to immediately notify the Adviser if ISS believes there exists a conflict with its own obligation to issue proxy proposal recommendations. Such notice shall contain a disclosure which shall enable the Adviser to understand the relationship or interest and the steps taken by ISS to mitigate the conflict and to make an assessment of the reliability or objectivity of the recommendation. The Adviser shall also review the ISS report, as needed, detailing the reasoning behind particular proposal recommendations and in instances where the Adviser determines the reasoning is biased or otherwise inconsistent with ISS’ obligations. The Adviser shall review and vote such proxy proposals without regard to ISS, with a goal of identifying any material relationships with publicly traded companies that may create potential conflicts of interest in the future. The Adviser will memorialize instances where they were conflicted and instances where the Adviser or ISS determine that ISS is conflicted.

To monitor compliance with these procedures, any proposed or actual deviation from a recommendation of ISS must be reported to the CCO, or their designee, of the Adviser. The CCO, or their designee, of the Adviser would then provide guidance concerning the proposed deviation and whether this deviation presents any potential conflict of interest.

In the case of the Grayscale ETFs1, the Adviser shall report each deviation from an ISS recommendation regarding a proxy received in connection with underlying portfolio securities held by a Portfolio to the Grayscale Funds Trust at the next formal meeting of the Board.

Voting Information and Recordkeeping

Under the Books and Records Rule, the Firm must retain: (i) its voting policies and procedures; (ii) corporate action and proxy statements received; (iii) records of votes cast; (iv) records of its Clients’ requests for voting information; and (v) any documents prepared by the Firm that were material to making a decision on how to vote. All votes will be documented and maintained by the CCO.

Further, Rule 30b1-4 under the 1940 Act requires registered investment companies to file their complete proxy voting records on Form N-PX for the 12-month period ended June 30 by August 31 of each year. As it relates to the Grayscale ETFs, the Adviser will review all reports on Form N-PX and will cooperate with the Grayscale Funds Trust Board and U.S. Bancorp Fund Services, LLC in preparation and filing of such reports.

Last Reviewed: April 2026

[1]	The Adviser serves as the investment adviser of Grayscale Funds Trust and each series of the Trust is referred to as the Grayscale ETFs.

39	Grayscale Compute ETF

GRAYSCALE FUNDS TRUST
File Nos. 811-23876 & 333-271770

PART C
Other Information

Item 28. Exhibits.

The following exhibits are filed herewith, except as noted:

(a)	Articles of Incorporation.

	(i)	Certificate of Trust dated May 3, 2023 is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A, as filed on May 9, 2023.

	(ii)	Amended and Restated Agreement and Declaration of Trust, dated August 21, 2024, is incorporated by reference to Exhibit 28(a)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on October 11, 2024.

(b)	Bylaws.

	(i)	By-Laws effective as of May 3, 2023 is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A, as filed on May 9, 2023.

(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a)(i) and (a)(ii).

(d)	Investment Advisory Contracts.

	(i)	Investment Advisory Agreement between the Registrant and Grayscale Advisors, LLC is incorporated by reference to Exhibit 28(d)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on July 29, 2024.

	(ii)	Amended Schedule A to the Investment Advisory Agreement is incorporated by reference to Exhibit 28(d)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on June 3, 2025.

	(iii)	Sub-Advisory Agreement between Grayscale Advisors, LLC, the Registrant and Vident Asset Management is incorporated by reference to Exhibit 28(d)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on July 29, 2024.

	(iv)	Amended Schedule A to the Sub-Advisory Agreement is incorporated by reference to Exhibit 28(d)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on June 3, 2025.

(e)	Underwriting Contracts.

	(i)	ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC is incorporated by reference to Exhibit 28(e)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(ii)	Third Amendment to the ETF Distribution Agreement is incorporated by reference to Exhibit 28(e)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on June 3, 2025.

	(iii)	Form of Authorized Participant Agreement is incorporated by reference to Exhibit 28(e)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

(f)	Bonus or Profit Sharing Contracts. Not applicable

(g)	Custodian Agreements.

	(i)	Custodian Agreement between the Registrant and U.S. Bank, National Association is incorporated by reference to Exhibit 28(g)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(ii)	Sixth Amendment to the Custodian Agreement is incorporated by reference to Exhibit 28(g)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on June 3, 2025.

(h)	Other Material Contracts.

	(i)	Fund Administration Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit 28(h)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(ii)	Sixth Amendment to the Fund Administration Agreement is incorporated by reference to Exhibit 28(h)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on June 3, 2025.

	(iii)	Fund Accounting Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit 28(h)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(iv)	Sixth Amendment to the Fund Accounting Agreement is incorporated by reference to Exhibit 28(h)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on June 3, 2025.

	(v)	Transfer Agent Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to Exhibit 28(h)(iii) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(vi)	Sixth Amendment to the Transfer Agent Agreement is incorporated by reference to Exhibit 28(h)(vi) to the Registrant’s Registration Statement on Form N-1A, as filed on June 3, 2025.

	(vii)	Index Sublicense Agreement between the Registrant and Grayscale Advisors, LLC is incorporated by reference to Exhibit 28(h)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(viii)	Index Sublicense Agreement between the Registrant and Grayscale Advisors, LLC is incorporated by reference to Exhibit 28(h)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(ix)	Investment Advisory Agreement between Grayscale Advisors, LLC and Grayscale Bitcoin Covered Call Subsidiary (a wholly owned subsidiary of Grayscale Bitcoin Covered Call ETF) is incorporated by reference to Exhibit 28(h)(ix) to the Registrant’s Registration Statement on Form N-1A, as filed on April 23, 2025.

	(x)	Investment Advisory Agreement between Grayscale Advisors, LLC and Grayscale Bitcoin Premium Income Subsidiary (a wholly owned subsidiary of Grayscale Bitcoin Premium Income ETF) is incorporated by reference to Exhibit 28(h)(x) to the Registrant’s Registration Statement on Form N-1A, as filed on April 23, 2025.

	(xi)	Investment Advisory Agreement between Grayscale Advisors, LLC and Grayscale Ethereum Covered Call Subsidiary (a wholly owned subsidiary of Grayscale Ethereum Covered Call ETF) is incorporated by reference to Exhibit 28(h)(xi) to the Registrant’s Registration Statement on Form N-1A, as filed on April 25, 2025.

	(xii)	Investment Advisory Agreement between Grayscale Advisors, LLC and Grayscale Ethereum Premium Income Subsidiary (a wholly owned subsidiary of Grayscale Ethereum Premium Income ETF) is incorporated by reference to Exhibit 28(h)(xii) to the Registrant’s Registration Statement on Form N-1A, as filed on April 25, 2025.

	(xiii)	Sub-Advisory Agreement between Grayscale Advisors, LLC and Vident Asset Management relating to Grayscale Bitcoin Covered Call Subsidiary (a wholly owned subsidiary of Grayscale Bitcoin Covered Call ETF) is incorporated by reference to Exhibit 28(h)(xi) to the Registrant’s Registration Statement on Form N-1A, as filed on April 1, 2025.

	(xiv)	Sub-Advisory Agreement between Grayscale Advisors, LLC and Vident Asset Management relating to Grayscale Bitcoin Premium Income Subsidiary (a wholly owned subsidiary of Grayscale Bitcoin Premium Income ETF) is incorporated by reference to Exhibit 28(h)(xii) to the Registrant’s Registration Statement on Form N-1A, as filed on April 1, 2025.

	(xv)	Sub-Advisory Agreement between Grayscale Advisors, LLC and Vident Asset Management relating to Grayscale Ethereum Covered Call Subsidiary (a wholly owned subsidiary of Grayscale Ethereum Covered Call ETF) is incorporated by reference to Exhibit 28(h)(xiv) to the Registrant’s Registration Statement on Form N-1A, as filed on April 25, 2025.

	(xvi)	Sub-Advisory Agreement between Grayscale Advisors, LLC and Vident Asset Management relating to Grayscale Ethereum Premium Income Subsidiary (a wholly owned subsidiary of Grayscale Ethereum Premium Income ETF) is incorporated by reference to Exhibit 28(h)(xvi) to the Registrant’s Registration Statement on Form N-1A, as filed on April 25, 2025.

(i)	Legal Opinion.

	(i)	Opinion and Consent of Counsel with respect to Grayscale Privacy ETF is incorporated by reference to Exhibit 28(i)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(ii)	Opinion and Consent of Counsel with respect to Grayscale Bitcoin Miners ETF is incorporated by reference to Exhibit 28(i)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on January 27, 2025.

	(iii)	Opinion and Consent of Counsel with respect to Grayscale Bitcoin Covered Call ETF is incorporated by reference to Exhibit 28(i)(iii) to the Registrant’s Registration Statement on Form N-1A, as filed on March 28, 2025.

	(iv)	Opinion and Consent of Counsel with respect to Grayscale Bitcoin Premium Income ETF is incorporated by reference to Exhibit 28(i)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on March 28, 2025.

	(v)	Opinion and Consent of Counsel with respect to Grayscale Bitcoin Adopters ETF is incorporated by reference to Exhibit 28(i)(v) to the Registrant’s Registration Statement on Form N-1A, as filed on April 23, 2025.

	(vi)	Opinion and Consent of Counsel with respect to Grayscale Ethereum Covered Call ETF is incorporated by reference to Exhibit 28(i)(vi) to the Registrant’s Registration Statement on Form N-1A, as filed on April 25, 2025.

	(vii)	Opinion and Consent of Counsel with respect to Grayscale Ethereum Premium Income ETF is incorporated by reference to Exhibit 28(i)(vii) to the Registrant’s Registration Statement on Form N-1A, as filed on April 25, 2025.

	(viii)	Opinion and Consent of Counsel with respect to Grayscale Artificial Intelligence Infrastructure ETF is incorporated by reference to Exhibit 28(i)(viii) to the Registrant's Registration Statement on Form N-1A, as filed on June 3, 2025.

(j)	Other Opinions. Not Applicable.

(k)	Omitted Financial Statements. Not Applicable.

(l)	Initial Capital Agreements.

	(i)	Purchase Agreement between the Registrant and Grayscale Advisors, LLC is incorporated by reference to Exhibit 28(l)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on July 29, 2024.

(m)	Rule 12b-1 Plan.

	(i)	Distribution Plan (12b-1 Plan) is incorporated by reference to Exhibit 28(m)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(ii)	Amended Schedule A to the Distribution Plan (12b-1 Plan) is incorporated by reference to Exhibit 28(m)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on June 3, 2025.

(n)	Rule 18f-3 Plan. Not Applicable.

(o)	Reserved.

(p)	Code of Ethics.

	(i)	Code of Ethics for the Registrant is incorporated by reference to Exhibit 28(p)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(ii)	Code of Ethics for Vident Asset Management is incorporated by reference to Exhibit 28(p)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on August 26, 2024.

	(iii)	Code of Ethics for Grayscale Advisors, LLC is incorporated by reference to Exhibit 28(p)(iii) to the Registrant's Registration Statement on Form N-1A, as filed on June 3, 2025.

(q)	Other.

	(i)	Power of Attorney dated September 19, 2025 is incorporated herein by reference to Exhibit 28(q)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on April 30, 2026.

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Amended and Restated Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, potential party, or non-party witness, or is threatened to be made a party, potential party, or non-party witness to any Proceeding (as defined in the Declaration), or is otherwise involved in a Proceeding, because the person is or was an Agent of such Trust.

These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Grayscale Advisors, LLC — this information is included in Form ADV filed with the SEC by Grayscale Advisors, LLC (Registration No. 801-122921) and is incorporated by reference herein.

Vident Asset Management, LLC — this information is included in Form ADV filed with the SEC by Vident Asset Management, LLC (Registration No. 801-114538) and is incorporated by reference herein.

Item 32. Principal Underwriters

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund

3.	Absolute Shares Trust

4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers

5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers

7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust

9.	AdvisorShares Trust

10.	AFA Multi-Manager Credit Fund

11.	AGF Investments Trust

12.	AIM ETF Products Trust

13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

14.	AlphaCentric Prime Meridian Income Fund

15.	American Century ETF Trust

16.	Amplify ETF Trust

17.	Applied Finance Dividend Fund, Series of World Funds Trust

18.	Applied Finance Explorer Fund, Series of World Funds Trust

19.	Applied Finance Select Fund, Series of World Funds Trust

20.	ARK ETF Trust

21.	ARK Venture Fund

22.	Bitwise Funds Trust

23.	Bluestone Community Development Fund

24.	BondBloxx ETF Trust

25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

26.	Bridgeway Funds, Inc.

27.	Brinker Capital Destinations Trust

28.	Brookfield Real Assets Income Fund Inc.

29.	Build Funds Trust

30.	Calamos Convertible and High Income Fund

31.	Calamos Convertible Opportunities and Income Fund

32.	Calamos Dynamic Convertible and Income Fund

33.	Calamos ETF Trust

34.	Calamos Global Dynamic Income Fund

35.	Calamos Global Total Return Fund

36.	Calamos Strategic Total Return Fund

37.	Carlyle Tactical Private Credit Fund

38.	Cascade Private Capital Fund

39.	Center Coast Brookfield MLP & Energy Infrastructure Fund

40.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

41.	Clifford Capital International Value Fund, Series of World Funds Trust

42.	Clifford Capital Partners Fund, Series of World Funds Trust

43.	Cliffwater Corporate Lending Fund

44.	Cliffwater Enhanced Lending Fund

45.	Cohen & Steers Infrastructure Fund, Inc.

46.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

47.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

48.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

49.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

50.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

51.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust

52.	Davis Fundamental ETF Trust

53.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions

54.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

55.	Defiance Israel Bond ETF, Series of ETF Series Solutions

56.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

57.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions

58.	Defiance Quantum ETF, Series of ETF Series Solutions

59.	Denali Structured Return Strategy Fund

60.	Direxion Funds

61.	Direxion Shares ETF Trust

62.	Dividend Performers ETF, Series of Listed Funds Trust

63.	Dodge & Cox Funds

64.	DoubleLine ETF Trust

65.	DoubleLine Income Solutions Fund

66.	DoubleLine Opportunistic Credit Fund

67.	DoubleLine Yield Opportunities Fund

68.	DriveWealth ETF Trust

69.	EIP Investment Trust

70.	Ellington Income Opportunities Fund

71.	ETF Opportunities Trust

72.	Evanston Alternative Opportunities Fund

73.	Exchange Listed Funds Trust

74.	FlexShares Trust

75.	Forum Funds

76.	Forum Funds II

77.	Forum Real Estate Income Fund

78.	Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust

79.	Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust

80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

81.	Grayscale Future of Finance ETF, Series of ETF Series Solutions

82.	Guinness Atkinson Funds

83.	Harbor ETF Trust

84.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

85.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

86.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

89.	IDX Funds

90.	Innovator ETFs Trust

91.	Ironwood Institutional Multi-Strategy Fund LLC

92.	Ironwood Multi-Strategy Fund LLC

93.	John Hancock Exchange-Traded Fund Trust

94.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

95.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

96.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

97.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

98.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

99.	Manor Investment Funds

100.	Milliman Variable Insurance Trust

101.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust

102.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

103.	Mohr Growth ETF, Series of Collaborative Investment Series Trust

104.	Mohr Industry Nav ETF, Series of Collaborative Investment Series Trust

105.	Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust

106.	Morgan Stanley ETF Trust

107.	Morningstar Funds Trust

108.	Mutual of America Investment Corporation

109.	NEOS ETF Trust

110.	Niagara Income Opportunities Fund

111.	North Square Investments Trust

112.	OTG Latin American Fund, Series of World Funds Trust

113.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

114.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

115.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

116.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

117.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

118.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

119.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

120.	Palmer Square Opportunistic Income Fund

121.	Partners Group Private Income Opportunities, LLC

122.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

123.	Perkins Discovery Fund, Series of World Funds Trust

124.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

125.	Plan Investment Fund, Inc.

126.	PMC Core Fixed Income Fund, Series of Trust for Professional Managers

127.	PMC Diversified Equity Fund, Series of Trust for Professional Managers

128.	Point Bridge America First ETF, Series of ETF Series Solutions

129.	Preferred-Plus ETF, Series of Listed Funds Trust

130.	Putnam ETF Trust

131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

134.	Renaissance Capital Greenwich Funds

135.	Reynolds Funds, Inc.

136.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

137.	RiverNorth Patriot ETF, Series of Listed Funds Trust

138.	RMB Investors Trust

139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

141.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust

142.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

143.	Roundhill Cannabis ETF, Series of Listed Funds Trust

144.	Roundhill ETF Trust

145.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

146.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust

147.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

148.	Roundhill Video Games ETF, Series of Listed Funds Trust

149.	Rule One Fund, Series of World Funds Trust

150.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

151.	Six Circles Trust

152.	Sound Shore Fund, Inc.

153.	SP Funds Trust

154.	Sparrow Funds

155.	Spear Alpha ETF, Series of Listed Funds Trust

156.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

157.	STF Tactical Growth ETF, Series of Listed Funds Trust

158.	Strategic Trust

159.	Strategy Shares

160.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

161.	Syntax ETF Trust

162.	Tekla World Healthcare Fund

163.	Tema ETF Trust

164.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

165.	Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust

166.	Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust

167.	The 2023 ETF Series Trust

168.	The 2023 ETF Series Trust II

169.	The Community Development Fund

170.	The Finite Solar Finance Fund

171.	The Private Shares Fund

172.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

173.	Third Avenue Trust

174.	Third Avenue Variable Series Trust

175.	Tidal ETF Trust

176.	Tidal Trust II

177.	TIFF Investment Program

178.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

179.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

180.	Timothy Plan International ETF, Series of The Timothy Plan

181.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan

182.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

183.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

184.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

185.	Total Fund Solution

186.	Touchstone ETF Trust

187.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

188.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

189.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

190.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

191.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

192.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

193.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

194.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

195.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

196.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

197.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust

198.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

199.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

200.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

201.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

202.	U.S.Global Investors Funds

203.	Union Street Partners Value Fund, Series of World Funds Trust

204.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

205.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

206.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

207.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust

208.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

209.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

210.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

211.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

212.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

213.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

214.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

215.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

216.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

217.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

218.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

219.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

220.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

221.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

222.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

223.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

224.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

225.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

226.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

227.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

228.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

229.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

230.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

231.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

232.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

233.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

234.	Volatility Shares Trust

235.	West Loop Realty Fund, Series of Investment Managers Series Trust

236.	Wilshire Mutual Funds, Inc.

237.	Wilshire Variable Insurance Trust

238.	WisdomTree Digital Trust

239.	WisdomTree Trust

240.	WST Investment Trust

241.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Principal Underwriters	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Adviser and Sub-Adviser	Grayscale Advisors, LLC 290 Harbor Drive, 4th Floor Stamford, Connecticut 06902	Vident Asset Management, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, Georgia 30009

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut, on the 18th day of June 2026.

GRAYSCALE FUNDS TRUST
(Registrant)

By:	/s/ Edward McGee
Edward McGee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Edward McGee	Trustee, Treasurer, Principal Financial Officer, Interim President and Principal Executive Officer	June 18, 2026
Edward McGee

/s/ James E. Farmer III*	Trustee	June 18, 2026
James E. Farmer III

/s/ Richard M. Goldman*	Trustee	June 18, 2026
Richard M. Goldman

/s/ Donna M. Milia*	Trustee	June 18, 2026
Donna M. Milia

*By:	/s/ Craig Salm
Craig Salm
Attorney-in-Fact
(Pursuant to Power of Attorney dated September 19, 2025 filed with Post-Effective Amendment No. 89)

GRAYSCALE FUNDS TRUST
REGISTRATION STATEMENT

EXHIBITS INDEX

Exhibit Number	Description
There are no exhibits to be filed with this Registration Statement.